UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03361

Fidelity Massachusetts Municipal Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	July 31, 2026

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026
Fidelity® Massachusetts Municipal Money Market Fund Fidelity® Massachusetts Municipal Money Market Fund : FAUXX

This semi-annual shareholder report contains information about Fidelity® Massachusetts Municipal Money Market Fund for the period February 1, 2026 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Massachusetts Municipal Money Market Fund	$ 21	0.42%
Key Fund Statistics
(as of July 31, 2026)

KEY FACTS
Fund Size	$3,982,131,065
Number of Holdings	259
What did the Fund invest in?
(as of July 31, 2026)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	74.7
8-30	0.7
31-60	5.2
61-90	5.2
91-180	4.0
>180	6.5

ASSET ALLOCATION (% of Fund's net assets)

Variable Rate Demand Notes (VRDNs) - 39.0
Municipal Securities - 22.6
Tender Option Bond - 21.5
Net Other Assets (Liabilities) - 16.9

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914431.102    6957-TSRS-0926

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026
Fidelity® Massachusetts Municipal Money Market Fund Fidelity® Massachusetts Municipal Money Market Fund Premium Class : FMSXX

This semi-annual shareholder report contains information about Fidelity® Massachusetts Municipal Money Market Fund for the period February 1, 2026 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premium Class	$ 15	0.30%
Key Fund Statistics
(as of July 31, 2026)

KEY FACTS
Fund Size	$3,982,131,065
Number of Holdings	259
What did the Fund invest in?
(as of July 31, 2026)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	74.7
8-30	0.7
31-60	5.2
61-90	5.2
91-180	4.0
>180	6.5

ASSET ALLOCATION (% of Fund's net assets)

Variable Rate Demand Notes (VRDNs) - 39.0
Municipal Securities - 22.6
Tender Option Bond - 21.5
Net Other Assets (Liabilities) - 16.9

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914430.102    426-TSRS-0926

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026
Fidelity® Massachusetts Municipal Money Market Fund Fidelity® Massachusetts Municipal Money Market Fund Institutional Class : FMAXX

This semi-annual shareholder report contains information about Fidelity® Massachusetts Municipal Money Market Fund for the period February 1, 2026 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$ 10	0.20%
Key Fund Statistics
(as of July 31, 2026)

KEY FACTS
Fund Size	$3,982,131,065
Number of Holdings	259
What did the Fund invest in?
(as of July 31, 2026)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	74.7
8-30	0.7
31-60	5.2
61-90	5.2
91-180	4.0
>180	6.5

ASSET ALLOCATION (% of Fund's net assets)

Variable Rate Demand Notes (VRDNs) - 39.0
Municipal Securities - 22.6
Tender Option Bond - 21.5
Net Other Assets (Liabilities) - 16.9

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914429.102    1871-TSRS-0926

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026
Fidelity® Massachusetts Municipal Income Fund Fidelity® Massachusetts Municipal Income Fund : FDMMX

This semi-annual shareholder report contains information about Fidelity® Massachusetts Municipal Income Fund for the period February 1, 2026 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Massachusetts Municipal Income Fund	$ 22	0.45%
Key Fund Statistics
(as of July 31, 2026)

KEY FACTS
Fund Size	$1,622,881,034
Number of Holdings	467
Portfolio Turnover	24%
What did the Fund invest in?
(as of July 31, 2026)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	32.0
Education	17.7
Transportation	12.7
Special Tax	11.0
Health Care	10.4
Water & Sewer	5.8
Others(Individually Less Than 5%)	7.2
96.8

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 9.5
AA - 62.6
A - 8.3
BBB - 12.6
BB - 1.8
Not Rated - 2.0
Short-Term Investments and Net Other Assets (Liabilities) - 3.2

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914418.102    70-TSRS-0926

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Massachusetts Municipal Income Fund

Semi-Annual Report
July 31, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Massachusetts Municipal Income Fund
Schedule of Investments July 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Municipal Securities - 96.8%
	Principal Amount (a)	Value ($)
Massachusetts - 94.9%
Education - 17.7%
Massachusetts Development Finance Agency (Babson College, MA Proj.) Series 2017, 5% 10/1/2028	465,000	476,984
Massachusetts Development Finance Agency (Babson College, MA Proj.) Series 2017, 5% 10/1/2029	735,000	752,230
Massachusetts Development Finance Agency (Bentley University Proj.) Series 2021A, 4% 7/1/2034	1,000,000	1,005,772
Massachusetts Development Finance Agency (Bentley University Proj.) Series 2021A, 4% 7/1/2035	1,290,000	1,291,810
Massachusetts Development Finance Agency (Bentley University Proj.) Series 2021A, 4% 7/1/2036	825,000	820,403
Massachusetts Development Finance Agency (Bentley University Proj.) Series 2021A, 4% 7/1/2037	1,000,000	978,206
Massachusetts Development Finance Agency (Bentley University Proj.) Series 2021A, 4% 7/1/2038	700,000	671,596
Massachusetts Development Finance Agency (Bentley University Proj.) Series 2021A, 4% 7/1/2039	1,925,000	1,817,275
Massachusetts Development Finance Agency (Bentley University Proj.) Series 2021A, 5% 7/1/2032	1,000,000	1,076,066
Massachusetts Development Finance Agency (Brandeis Univ, MA Proj.) Series 2019 S 2, 5% 10/1/2032	1,410,000	1,464,380
Massachusetts Development Finance Agency (Brandeis Univ, MA Proj.) Series 2019 S 2, 5% 10/1/2033	1,935,000	2,006,138
Massachusetts Development Finance Agency (Emerson College, MA Proj.) Series 2018, 5% 1/1/2030	10,000	10,150
Massachusetts Development Finance Agency (Lasell College Proj.) Series 2021, 4% 7/1/2040	4,160,000	3,689,333
Massachusetts Development Finance Agency (Lasell College Proj.) Series 2021, 4% 7/1/2045	1,200,000	1,027,541
Massachusetts Development Finance Agency (Lasell College Proj.) Series 2021, 4% 7/1/2050	1,750,000	1,406,192
Massachusetts Development Finance Agency (Lesley College Proj.) Series 2019A, 5% 7/1/2034	1,015,000	1,023,663
Massachusetts Development Finance Agency (Lesley College Proj.) Series 2019A, 5% 7/1/2036	1,120,000	1,125,670
Massachusetts Development Finance Agency (Lesley College Proj.) Series 2019A, 5% 7/1/2038	735,000	734,342
Massachusetts Development Finance Agency (Lesley College Proj.) Series 2019A, 5% 7/1/2044	2,250,000	2,131,605
Massachusetts Development Finance Agency (Lesley College Proj.) Series 2019A, 5% 7/1/2049	7,250,000	6,605,595
Massachusetts Development Finance Agency (Merrimack College, MA Proj.) 4% 7/1/2042	475,000	407,868
Massachusetts Development Finance Agency (Merrimack College, MA Proj.) 4% 7/1/2050	2,135,000	1,695,535
Massachusetts Development Finance Agency (Merrimack College, MA Proj.) 5% 7/1/2037	800,000	816,699
Massachusetts Development Finance Agency (Merrimack College, MA Proj.) 5% 7/1/2042	740,000	728,161
Massachusetts Development Finance Agency (Merrimack College, MA Proj.) 5% 7/1/2052	2,300,000	2,140,344
Massachusetts Development Finance Agency (Olin College Proj.) Series 2023 F, 5% 11/1/2034	700,000	766,326
Massachusetts Development Finance Agency (Olin College Proj.) Series 2023 F, 5% 11/1/2035	650,000	707,059
Massachusetts Development Finance Agency (Olin College Proj.) Series 2023 F, 5% 11/1/2036	675,000	727,501
Massachusetts Development Finance Agency (Olin College Proj.) Series 2023 F, 5% 11/1/2037	725,000	774,947
Massachusetts Development Finance Agency (Olin College Proj.) Series 2023 F, 5% 11/1/2038	760,000	806,504
Massachusetts Development Finance Agency (Olin College Proj.) Series 2023 F, 5% 11/1/2039	1,100,000	1,160,870
Massachusetts Development Finance Agency (Olin College Proj.) Series 2023 F, 5% 11/1/2040	850,000	893,640
Massachusetts Development Finance Agency (Olin College Proj.) Series 2023 F, 5% 11/1/2042	950,000	993,799
Massachusetts Development Finance Agency (Simmons College, MA Proj.) Series 2023N, 5% 10/1/2043	1,750,000	1,522,216
Massachusetts Development Finance Agency (Simmons College, MA Proj.) Series 2023N, 5.25% 10/1/2036	500,000	478,066
Massachusetts Development Finance Agency (Simmons College, MA Proj.) Series 2023N, 5.25% 10/1/2037	545,000	512,960
Massachusetts Development Finance Agency (Simmons College, MA Proj.) Series 2023N, 5.25% 10/1/2038	550,000	510,293
Massachusetts Development Finance Agency (Simmons College, MA Proj.) Series 2023N, 5.25% 10/1/2039	580,000	531,186
Massachusetts Development Finance Agency (Suffolk Univ, MA Proj.) 4% 7/1/2039	2,455,000	2,225,207
Massachusetts Development Finance Agency (Suffolk Univ, MA Proj.) 4% 7/1/2040	7,920,000	7,066,946
Massachusetts Development Finance Agency (Suffolk Univ, MA Proj.) 4% 7/1/2045	5,000,000	4,230,444
Massachusetts Development Finance Agency (Suffolk Univ, MA Proj.) Series 2021, 4% 7/1/2046	2,150,000	1,802,083
Massachusetts Development Finance Agency (Suffolk Univ, MA Proj.) Series 2021, 4% 7/1/2051	2,160,000	1,719,682
Massachusetts Development Finance Agency (Western New Englan College, MA Proj.) 5% 9/1/2027	1,010,000	1,022,763
Massachusetts Development Finance Agency (Western New Englan College, MA Proj.) 5% 9/1/2029	1,390,000	1,410,556
Massachusetts Development Finance Agency (Western New Englan College, MA Proj.) 5% 9/1/2031	1,530,000	1,545,682
Massachusetts Development Finance Agency (Western New England College Proj.) 5% 9/1/2033	1,185,000	1,192,816
Massachusetts Development Finance Agency (Western New England College Proj.) 5% 9/1/2038	4,805,000	4,746,024
Massachusetts Development Finance Agency (Worcester Polytech Inst, MA Proj.) Series 2019, 4% 9/1/2044	3,075,000	2,777,828
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2018 B, 5% 7/1/2027 (f)	10,240,000	10,380,180
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2018 B, 5% 7/1/2028 (f)	2,325,000	2,389,303
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2019 B, 5% 7/1/2028 (f)	1,000,000	1,027,656
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2019 B, 5% 7/1/2029 (f)	4,035,000	4,241,008
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2020 B, 5% 7/1/2028 (f)	2,000,000	2,055,314
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2020 B, 5% 7/1/2029 (f)	1,950,000	2,049,558
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2020 B, 5% 7/1/2030 (f)	1,950,000	2,066,506
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2023B, 5% 7/1/2030 (f)	10,000,000	10,597,468
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2023B, 5% 7/1/2031 (f)	6,515,000	6,813,738
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2023B, 5% 7/1/2032 (f)	5,000,000	5,209,695
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2023B, 5% 7/1/2033 (f)	6,500,000	6,809,009
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue M Proj.) Series 2021B, 5% 7/1/2027 (f)	1,950,000	1,976,695
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue M Proj.) Series 2021B, 5% 7/1/2028 (f)	1,850,000	1,901,165
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue M Proj.) Series 2021B, 5% 7/1/2029 (f)	1,825,000	1,918,176
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue M Proj.) Series 2021B, 5% 7/1/2030 (f)	1,125,000	1,192,215
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue M Proj.) Series 2021B, 5% 7/1/2031 (f)	1,500,000	1,568,781
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue M Proj.) Series 2022B, 5% 7/1/2031 (f)	1,000,000	1,045,854
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue N Proj.) 5% 7/1/2032 (f)	2,500,000	2,616,662
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue N Proj.) Series 2024 B, 5% 7/1/2028 (f)	2,280,000	2,343,058
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue N Proj.) Series 2024 B, 5% 7/1/2029 (f)	2,250,000	2,364,874
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue N Proj.) Series 2024 B, 5% 7/1/2030 (f)	2,230,000	2,363,235
Massachusetts St College Bldg 0% 5/1/2028 (Assured Guaranty Inc Insured) (b)	6,080,000	5,769,000
Massachusetts St College Bldg 2% 5/1/2037	1,060,000	831,600
Massachusetts St College Bldg 4% 5/1/2036	600,000	609,656
Massachusetts St College Bldg 4% 5/1/2038	750,000	754,619
Massachusetts St College Bldg 4% 5/1/2040	1,000,000	988,602
Massachusetts St College Bldg 4% 5/1/2041	625,000	610,726
Massachusetts St College Bldg 4% 5/1/2042	550,000	533,102
Massachusetts St College Bldg 5% 5/1/2032	600,000	662,357
Massachusetts St College Bldg Series 2021 A, 2.125% 5/1/2051	2,000,000	1,126,965
Massachusetts St Dev Fin Agy Rev (Bentley University Proj.) Series 2017, 5% 7/1/2027	1,000,000	1,020,291
Massachusetts St Dev Fin Agy Rev (Berklee College of Music Inc Proj.) 5% 10/1/2032	1,760,000	1,766,242
Massachusetts St Dev Fin Agy Rev (Berklee College of Music Inc Proj.) 5% 10/1/2035	1,500,000	1,505,320
Massachusetts St Dev Fin Agy Rev (Berklee College of Music Inc Proj.) 5% 10/1/2037	2,000,000	2,007,093
Massachusetts St Dev Fin Agy Rev (Emerson College, MA Proj.) Series 2016A, 5% 1/1/2031	5,000	5,018
Massachusetts St Dev Fin Agy Rev (Emerson College, MA Proj.) Series 2017A, 5% 1/1/2035	2,000,000	2,015,746
Massachusetts St Dev Fin Agy Rev (Emmanuel College Proj.) Series 2016A, 5% 10/1/2043	830,000	793,597
Massachusetts St Dev Fin Agy Rev (Holy Cross College, MA Proj.) 5% 9/1/2033	475,000	475,809
Massachusetts St Dev Fin Agy Rev (Holy Cross College, MA Proj.) 5% 9/1/2035	375,000	375,638
Massachusetts St Dev Fin Agy Rev (Holy Cross College, MA Proj.) 5% 9/1/2036	315,000	315,536
Massachusetts St Dev Fin Agy Rev (Merrimack College, MA Proj.) 5% 7/1/2037	600,000	600,061
Massachusetts St Dev Fin Agy Rev (Olin College Proj.) Series 2013E, 4% 11/1/2043	845,000	766,151
Massachusetts St Dev Fin Agy Rev (Provident Commonwealth Ed Resources Inca Proj.) 5% 10/1/2029	3,120,000	3,125,999
Massachusetts St Dev Fin Agy Rev (Provident Commonwealth Ed Resources Inca Proj.) 5% 10/1/2030	1,100,000	1,101,940
Massachusetts St Dev Fin Agy Rev (Provident Commonwealth Ed Resources Inca Proj.) 5% 10/1/2031	1,200,000	1,201,912
Massachusetts St Dev Fin Agy Rev (Provident Commonwealth Ed Resources Inca Proj.) 5% 10/1/2032	1,240,000	1,241,788
Massachusetts St Dev Fin Agy Rev (Provident Commonwealth Ed Resources Inca Proj.) 5% 10/1/2033	1,235,000	1,236,599
Massachusetts St Dev Fin Agy Rev (Simmons College, MA Proj.) Series K 1, 4% 10/1/2030	500,000	476,835
Massachusetts St Dev Fin Agy Rev (Suffolk Univ, MA Proj.) Series 2017, 5% 7/1/2027	2,085,000	2,101,031
Massachusetts St Dev Fin Agy Rev (Suffolk Univ, MA Proj.) Series 2017, 5% 7/1/2028	4,300,000	4,332,201
Massachusetts St Dev Fin Agy Rev (Suffolk Univ, MA Proj.) Series 2017, 5% 7/1/2032	1,000,000	1,001,720
Massachusetts St Dev Fin Agy Rev (Wheaton College, MA Proj.) Series 2017 H, 5% 1/1/2029	1,435,000	1,454,348
Massachusetts St Dev Fin Agy Rev (Wheaton College, MA Proj.) Series 2017 H, 5% 1/1/2031	1,580,000	1,596,031
Massachusetts St Dev Fin Agy Rev (Wheaton College, MA Proj.) Series 2017 H, 5% 1/1/2033	1,745,000	1,758,270
Massachusetts St Dev Fin Agy Rev (Wheaton College, MA Proj.) Series 2017 H, 5% 1/1/2034	1,835,000	1,847,102
Massachusetts St Dev Fin Agy Rev (Wheaton College, MA Proj.) Series 2017 H, 5% 1/1/2035	1,000,000	1,005,426
Massachusetts St Dev Fin Agy Rev (Wheaton College, MA Proj.) Series 2017 H, 5% 1/1/2036	1,000,000	1,004,016
Massachusetts St Dev Fin Agy Rev (Worcester Polytech Inst, MA Proj.) Series 2016, 5% 9/1/2037	840,000	841,430
Massachusetts St Dev Fin Agy Rv (Assumption College, MA Proj.) Series 2026, 5% 3/1/2027	760,000	767,519
Massachusetts St Dev Fin Agy Rv (Assumption College, MA Proj.) Series 2026, 5% 3/1/2028	575,000	589,736
Massachusetts St Dev Fin Agy Rv (Assumption College, MA Proj.) Series 2026, 5% 3/1/2029	735,000	759,856
Massachusetts St Dev Fin Agy Rv (Assumption College, MA Proj.) Series 2026, 5% 3/1/2030	560,000	582,990
Massachusetts St Dev Fin Agy Rv (Assumption College, MA Proj.) Series 2026, 5% 3/1/2031	585,000	611,427
Massachusetts St Dev Fin Agy Rv (Assumption College, MA Proj.) Series 2026, 5% 3/1/2032	820,000	860,196
Massachusetts St Dev Fin Agy Rv (Assumption College, MA Proj.) Series 2026, 5.25% 3/1/2041	2,215,000	2,268,011
Massachusetts St Dev Fin Agy Rv (Assumption College, MA Proj.) Series 2026, 5.25% 3/1/2046	3,245,000	3,242,712
Massachusetts St Dev Fin Agy Rv (Berklee College of Music Inc Proj.) Series 2026, 5% 10/1/2030 (d)	1,000,000	1,073,608
Massachusetts St Dev Fin Agy Rv (Berklee College of Music Inc Proj.) Series 2026, 5% 10/1/2031 (d)	1,000,000	1,084,824
Massachusetts St Dev Fin Agy Rv (Berklee College of Music Inc Proj.) Series 2026, 5% 10/1/2032 (d)	1,000,000	1,093,111
Massachusetts St Dev Fin Agy Rv (Berklee College of Music Inc Proj.) Series 2026, 5% 10/1/2033 (d)	1,000,000	1,099,267
Massachusetts St Dev Fin Agy Rv (Berklee College of Music Inc Proj.) Series 2026, 5% 10/1/2034 (d)	1,000,000	1,103,530
Massachusetts St Dev Fin Agy Rv (Berklee College of Music Inc Proj.) Series 2026, 5% 10/1/2035 (d)	1,000,000	1,106,867
Massachusetts St Dev Fin Agy Rv (Berklee College of Music Inc Proj.) Series 2026, 5% 10/1/2036 (d)	1,000,000	1,111,987
Massachusetts St Dev Fin Agy Rv (Berklee College of Music Inc Proj.) Series 2026, 5% 10/1/2037 (d)	1,000,000	1,099,274
Massachusetts St Dev Fin Agy Rv (Berklee College of Music Inc Proj.) Series 2026, 5% 10/1/2038 (d)	1,000,000	1,089,762
Massachusetts St Dev Fin Agy Rv (Berklee College of Music Inc Proj.) Series 2026, 5% 10/1/2039 (d)	1,200,000	1,296,747
Massachusetts St Dev Fin Agy Rv (Brandeis Univ, MA Proj.) Series 2026 U 1, 5% 10/1/2031	13,000,000	14,001,059
Massachusetts St Dev Fin Agy Rv (Brandeis Univ, MA Proj.) Series 2026 U 2, 5% 10/1/2031	5,015,000	5,420,420
Massachusetts St Dev Fin Agy Rv (Brandeis Univ, MA Proj.) Series 2026 U 2, 5% 10/1/2032	3,000,000	3,268,416
Massachusetts St Dev Fin Agy Rv (Chf Merrimack Inc Proj.) Series 2024A, 5% 7/1/2044 (c)	1,000,000	994,306
Massachusetts St Dev Fin Agy Rv (Chf Wentworth Proj.) Series 2026 C, 6.125% 7/1/2066 (c)	1,600,000	1,565,045
Massachusetts St Dev Fin Agy Rv (Chf Wentworth Proj.) Series 2026A, 5% 7/1/2036 (c)	1,725,000	1,787,793
Massachusetts St Dev Fin Agy Rv (Chf Wentworth Proj.) Series 2026A, 5% 7/1/2046 (c)	1,850,000	1,826,737
Massachusetts St Dev Fin Agy Rv (Chf Wentworth Proj.) Series 2026A, 5.125% 7/1/2051 (c)	2,500,000	2,402,500
Massachusetts St Dev Fin Agy Rv (Chf Wentworth Proj.) Series 2026A, 5.25% 7/1/2041 (c)	1,650,000	1,693,766
Massachusetts St Dev Fin Agy Rv (Chf Wentworth Proj.) Series 2026A, 5.375% 7/1/2056 (c)	3,025,000	2,963,873
Massachusetts St Dev Fin Agy Rv (Chf Wentworth Proj.) Series 2026A, 5.375% 7/1/2061 (c)	3,900,000	3,757,597
Massachusetts St Dev Fin Agy Rv (Chf Wentworth Proj.) Series 2026A, 5.5% 7/1/2066 (c)	4,550,000	4,431,950
Massachusetts St Dev Fin Agy Rv (Emerson College, MA Proj.) Series 2025, 5.25% 1/1/2039	1,540,000	1,622,826
Massachusetts St Dev Fin Agy Rv (Emerson College, MA Proj.) Series 2025, 5.25% 1/1/2043	1,480,000	1,514,838
Massachusetts St Dev Fin Agy Rv (Worcester Polytech Inst, MA Proj.) Series 2026, 5% 9/1/2038	8,000,000	8,680,983
University MA Bldg Auth Rev (Univ of Massachusetts Proj.) Series 2019 1, 5% 5/1/2035	2,000,000	2,092,830
University MA Bldg Auth Rev (Univ of Massachusetts Proj.) Series 2019 1, 5% 5/1/2036	3,400,000	3,550,705
University MA Bldg Auth Rev (Univ of Massachusetts Proj.) Series 2019 1, 5% 5/1/2037	3,200,000	3,334,199
University MA Bldg Auth Rev (Univ of Massachusetts Proj.) Series 2019 1, 5% 5/1/2038	3,000,000	3,117,150
University MA Bldg Auth Rev (Univ of Massachusetts Proj.) Series 2019 1, 5% 5/1/2039	815,000	844,888
TOTAL EDUCATION		287,532,188
Electric Utilities - 0.6%
Berkshire Wind Pwr Coop Corp Mass Rev 5% 7/1/2027	700,000	713,307
Berkshire Wind Pwr Coop Corp Mass Rev 5% 7/1/2030	480,000	487,869
Massachusetts St Dev Fin Agy Rv (Tufts Med Enfra, LLC Proj.) Series 2026 A, 5.5% 10/1/2043	1,700,000	1,825,340
Massachusetts St Dev Fin Agy Rv (Tufts Med Enfra, LLC Proj.) Series 2026 A, 5.5% 10/1/2044	1,625,000	1,734,515
Massachusetts St Dev Fin Agy Rv (Tufts Med Enfra, LLC Proj.) Series 2026 A, 5.5% 10/1/2045	1,400,000	1,485,540
Massachusetts St Dev Fin Agy Rv (Tufts Med Enfra, LLC Proj.) Series 2026 A, 6% 10/1/2049	3,000,000	3,237,650
TOTAL ELECTRIC UTILITIES		9,484,221
Escrowed/Pre-Refunded - 0.1%
Massachusetts St College Bldg Series 1999 A, 0% 5/1/2028 (b)	1,700,000	1,611,104
General Obligations - 31.3%
Acton & Boxborough MA Rgl Sch Dst 2.25% 3/1/2045	450,000	308,638
Acton & Boxborough MA Rgl Sch Dst 3% 3/1/2034	1,485,000	1,437,170
Acton & Boxborough MA Rgl Sch Dst 3% 3/1/2035	2,130,000	2,036,469
Andover MA Gen. Oblig. 2.125% 11/15/2050	1,030,000	603,127
Andover MA Gen. Oblig. Series 2020, 2% 11/15/2045	1,030,000	663,011
Ashland MA Gen. Oblig. Series 2021, 2% 1/15/2046	655,000	412,822
Attleboro Mass 2.625% 10/15/2050	6,880,000	4,566,816
Attleboro Mass 3% 10/15/2036	2,630,000	2,387,475
Attleboro Mass Gen. Oblig. Series 2021, 3% 5/1/2033	515,000	490,193
Boston Mass Gen. Oblig. 2% 11/1/2039	2,495,000	1,853,416
Boston Mass Gen. Oblig. Series 2017A, 3% 4/1/2028	4,250,000	4,252,895
Boston Mass Gen. Oblig. Series 2025A, 5% 2/1/2034	5,345,000	6,011,590
Boston Mass Gen. Oblig. Series 2025A, 5% 2/1/2035	6,070,000	6,787,843
Boston Mass Gen. Oblig. Series 2025A, 5% 2/1/2039	12,640,000	13,760,235
Boston Mass Gen. Oblig. Series 2025A, 5% 2/1/2040	5,000,000	5,408,240
Braintree MA Gen. Oblig. Series 2019, 3% 6/1/2035	1,765,000	1,640,951
Braintree MA Gen. Oblig. Series 2020, 3% 6/1/2035	345,000	318,795
Brookline MA Series 2021, 1.625% 2/15/2033	2,250,000	1,924,309
Brookline MA Series 2021, 1.625% 2/15/2034	5,000,000	4,168,006
Cambridge MA Gen. Oblig. 3% 2/15/2038	3,470,000	3,147,032
Cambridge MA Gen. Oblig. 3% 2/15/2039	3,470,000	3,091,881
Cambridge MA Gen. Oblig. 3% 2/15/2040	3,465,000	3,040,215
Cambridge MA Gen. Oblig. 3% 2/15/2041	3,460,000	2,983,119
Cambridge MA Gen. Oblig. 3% 2/15/2042	3,460,000	2,946,663
Cambridge MA Gen. Oblig. 3% 2/15/2043	3,460,000	2,939,922
Cambridge MA Gen. Oblig. 3% 2/15/2044	3,460,000	2,892,284
Cambridge MA Gen. Oblig. 3% 2/15/2045	3,460,000	2,850,023
Chicopee Mass Gen. Oblig. Series 2019, 3% 8/15/2045	1,780,000	1,376,950
Chicopee Mass Gen. Oblig. Series 2019, 3% 8/15/2048	1,935,000	1,414,741
City of Quincy MA Gen. Oblig. Series 2021, 2% 1/15/2046	1,755,000	1,090,990
City of Quincy MA Gen. Oblig. Series 2022 B, 5% 7/1/2047	4,995,000	5,161,753
City of Quincy MA Gen. Oblig. Series 2025 A, 5% 7/15/2037	690,000	772,919
City of Quincy MA Gen. Oblig. Series 2025 A, 5% 7/15/2038	940,000	1,045,500
Concord & Carlisle Mass Regl Sch Dist 2% 6/15/2035	1,125,000	946,430
Concord & Carlisle Mass Regl Sch Dist 2% 6/15/2036	1,125,000	921,200
Concord & Carlisle Mass Regl Sch Dist 2% 6/15/2037	1,125,000	895,463
Dennis & Yarmouth MA Regl Sch Dist 2.375% 10/1/2051	7,345,000	4,533,681
Essex Mass Gen. Oblig. 2.75% 3/1/2047	1,190,000	862,721
Essex Mass Gen. Oblig. 2.75% 3/1/2050	1,170,000	808,449
Everett MA Gen. Oblig. 2% 8/1/2036	1,080,000	881,270
Fall River MA Series 2020, 2% 12/1/2032	500,000	445,324
Hingham MA Gen. Oblig. Series 2020, 3% 2/15/2038	1,615,000	1,452,355
Ipswich MA Gen. Oblig. 2% 10/1/2036	420,000	335,154
Ipswich MA Gen. Oblig. 2% 10/1/2038	450,000	338,173
Leominster MA Gen. Oblig. 3% 3/1/2052	700,000	499,163
Lowell MA Gen. Oblig. Series 2021, 2% 9/1/2038	1,340,000	1,004,138
Ludlow Mass Series 2019, 3% 2/1/2049	1,945,000	1,439,108
Massachusetts St Gen. Oblig. 5% 1/1/2037	10,000,000	10,357,019
Massachusetts St Gen. Oblig. 5% 11/1/2047	1,740,000	1,797,151
Massachusetts St Gen. Oblig. 5% 11/1/2052	32,445,000	33,074,731
Massachusetts St Gen. Oblig. 5% 4/1/2038	3,495,000	3,851,428
Massachusetts St Gen. Oblig. 5% 4/1/2039	2,000,000	2,187,129
Massachusetts St Gen. Oblig. 5% 4/1/2040	1,500,000	1,631,067
Massachusetts St Gen. Oblig. 5% 7/1/2037	1,000,000	1,112,011
Massachusetts St Gen. Oblig. 5.25% 10/1/2047	6,800,000	7,145,386
Massachusetts St Gen. Oblig. 5.25% 10/1/2052	1,690,000	1,749,428
Massachusetts St Gen. Oblig. 5.5% 8/1/2030 (Ambac Assurance Corp Insured)	2,000,000	2,168,560
Massachusetts St Gen. Oblig. Series 2016E, 3% 4/1/2044	2,050,000	1,611,666
Massachusetts St Gen. Oblig. Series 2016G, 3% 9/1/2046	2,825,000	2,193,969
Massachusetts St Gen. Oblig. Series 2018 B, 5% 1/1/2032	5,000,000	5,141,391
Massachusetts St Gen. Oblig. Series 2019 D, 3% 5/1/2036	5,000,000	4,597,082
Massachusetts St Gen. Oblig. Series 2020 D, 3% 11/1/2042	3,500,000	2,868,924
Massachusetts St Gen. Oblig. Series 2020 D, 3% 7/1/2035	3,000,000	2,805,984
Massachusetts St Gen. Oblig. Series 2020 D, 3% 7/1/2039	3,460,000	2,989,624
Massachusetts St Gen. Oblig. Series 2020 D, 4% 11/1/2036	1,500,000	1,517,111
Massachusetts St Gen. Oblig. Series 2020 D, 5% 7/1/2048	11,025,000	11,271,285
Massachusetts St Gen. Oblig. Series 2020C, 3% 3/1/2047	5,810,000	4,459,081
Massachusetts St Gen. Oblig. Series 2020C, 3% 3/1/2048	5,000,000	3,792,950
Massachusetts St Gen. Oblig. Series 2020C, 3% 3/1/2049	5,000,000	3,755,826
Massachusetts St Gen. Oblig. Series 2021 A, 2% 3/1/2038	2,500,000	1,900,741
Massachusetts St Gen. Oblig. Series 2021 B, 3% 4/1/2048	21,500,000	16,300,410
Massachusetts St Gen. Oblig. Series 2021 B, 3% 4/1/2049	13,500,000	10,135,184
Massachusetts St Gen. Oblig. Series 2021 C, 2% 9/1/2038	3,935,000	2,955,241
Massachusetts St Gen. Oblig. Series 2021 C, 2% 9/1/2039	3,465,000	2,512,901
Massachusetts St Gen. Oblig. Series 2021 C, 2% 9/1/2040	4,200,000	2,961,831
Massachusetts St Gen. Oblig. Series 2021 C, 2% 9/1/2041	2,375,000	1,632,696
Massachusetts St Gen. Oblig. Series 2021 C, 3% 9/1/2034	2,300,000	2,189,812
Massachusetts St Gen. Oblig. Series 2021 C, 3% 9/1/2036	5,000,000	4,570,152
Massachusetts St Gen. Oblig. Series 2021 D, 5% 9/1/2049	50,000,000	51,028,001
Massachusetts St Gen. Oblig. Series 2022B, 3% 2/1/2048	38,250,000	29,032,901
Massachusetts St Gen. Oblig. Series 2023 C, 5% 8/1/2039	4,325,000	4,645,772
Massachusetts St Gen. Oblig. Series 2023A, 5% 5/1/2048	7,055,000	7,273,776
Massachusetts St Gen. Oblig. Series 2024 A, 5% 3/1/2039	5,075,000	5,501,788
Massachusetts St Gen. Oblig. Series 2024 H, 5% 12/1/2036	19,000,000	21,094,127
Massachusetts St Gen. Oblig. Series 2024 H, 5% 12/1/2037	34,000,000	37,487,513
Massachusetts St Gen. Oblig. Series 2024 H, 5% 12/1/2038	8,000,000	8,746,579
Massachusetts St Gen. Oblig. Series 2024B, 5% 11/1/2038	3,465,000	3,771,050
Massachusetts St Gen. Oblig. Series 2024B, 5% 5/1/2039	1,265,000	1,371,693
Massachusetts St Gen. Oblig. Series 2026 D, 5.25% 6/1/2056	20,000,000	21,040,324
Maynard Mass Gen. Oblig. Series 2012, 2.75% 2/15/2032	385,000	356,920
Middleborough MA Series 2020, 2.125% 10/1/2045	4,420,000	2,889,081
Nauset MA Reg Sch Dist 4% 5/15/2040	4,190,000	4,148,425
Newton MA Gen. Oblig. Series 2016, 3% 4/1/2033	545,000	531,866
Northeast Met Regl Vocational Technical Sch Dist Mass 3.25% 5/15/2042	2,095,000	1,831,317
Northeast Met Regl Vocational Technical Sch Dist Mass 3.25% 5/15/2043	2,165,000	1,872,222
Northeast Met Regl Vocational Technical Sch Dist Mass 3.25% 5/15/2044	2,235,000	1,903,580
Northeast Met Regl Vocational Technical Sch Dist Mass 3.25% 5/15/2045	2,310,000	1,946,094
Norwood MA Gen. Oblig. 2.125% 7/15/2030	1,020,000	965,943
Pentucket MA Regl Sch Dist 3% 9/1/2043	1,710,000	1,398,470
Plymouth MA Gen. Oblig. Series 2021, 2% 5/1/2037	640,000	489,366
Revere Mass Gen. Oblig. 3% 3/1/2031	430,000	412,873
Sharon MA Gen. Oblig. 2% 2/15/2036	635,000	513,140
Sharon MA Gen. Oblig. 3% 2/15/2037	150,000	134,235
Somerville MA Gen. Oblig. Series 2018 B, 3.375% 6/1/2043	250,000	215,661
South Hadley Mass Gen. Oblig. 2% 1/15/2037	350,000	275,282
Swampscott MA Series 2022, 3% 3/1/2036	1,000,000	937,203
Tisbury MA Series 2022, 4% 8/15/2036	1,780,000	1,807,460
Westport Mass 2% 11/1/2040	1,890,000	1,335,623
Westport Mass 2.125% 11/1/2041	1,925,000	1,361,624
Westport Mass 2.125% 11/1/2042	1,970,000	1,363,192
Westport Mass 2.25% 11/1/2043	2,010,000	1,416,250
Westport Mass 2.25% 11/1/2044	2,055,000	1,415,769
Westport Mass 2.25% 11/1/2045	2,100,000	1,415,204
Westport Mass 2.25% 11/1/2047	4,345,000	2,771,571
Westport Mass 2.375% 11/1/2049	3,745,000	2,349,052
Weymouth Mass 2% 9/15/2045	3,000,000	1,941,314
Worcester MA Gen. Oblig. 5% 2/15/2034	3,720,000	4,076,198
Worcester MA Gen. Oblig. 5% 2/15/2036	4,435,000	4,816,881
Worcester MA Gen. Oblig. 5% 2/15/2037	3,045,000	3,290,902
TOTAL GENERAL OBLIGATIONS		507,562,635
Health Care - 10.4%
Massachusetts Dev Fin Agy Sr Living Rev (Care Communities LLC Proj.) Series 2025 A 1, 6.5% 7/15/2060 (c)	5,000,000	5,076,159
Massachusetts Development Finance Agency (Beth Israel Lahey Health Proj.) Series 2019 K, 5% 7/1/2033	2,000,000	2,087,195
Massachusetts Development Finance Agency (Beth Israel Lahey Health Proj.) Series 2019 K, 5% 7/1/2035	2,135,000	2,219,045
Massachusetts Development Finance Agency (Beth Israel Lahey Health Proj.) Series 2019 K, 5% 7/1/2036	950,000	985,242
Massachusetts Development Finance Agency (Mass General Brigham Inc Proj.) Series 2024D, 5% 7/1/2035	1,000,000	1,101,049
Massachusetts Development Finance Agency (Mass General Brigham Inc Proj.) Series 2024D, 5% 7/1/2036	1,000,000	1,093,407
Massachusetts Development Finance Agency (Mass General Brigham Inc Proj.) Series 2024D, 5% 7/1/2037	1,150,000	1,250,292
Massachusetts Development Finance Agency (Mass General Brigham Inc Proj.) Series 2024D, 5% 7/1/2038	1,000,000	1,081,300
Massachusetts Development Finance Agency (Southcoast Hospital Grp Inc,Ma Proj.) 5% 7/1/2028	350,000	361,186
Massachusetts Development Finance Agency (Southcoast Hospital Grp Inc,Ma Proj.) 5% 7/1/2030	225,000	237,504
Massachusetts Development Finance Agency (Southcoast Hospital Grp Inc,Ma Proj.) 5% 7/1/2033	550,000	580,541
Massachusetts Development Finance Agency (Southcoast Hospital Grp Inc,Ma Proj.) 5% 7/1/2034	1,300,000	1,367,260
Massachusetts Development Finance Agency (Southcoast Hospital Grp Inc,Ma Proj.) 5% 7/1/2036	475,000	495,501
Massachusetts Development Finance Agency (Southcoast Hospital Grp Inc,Ma Proj.) 5% 7/1/2037	1,275,000	1,324,153
Massachusetts Development Finance Agency (Southcoast Hospital Grp Inc,Ma Proj.) 5% 7/1/2050	6,700,000	6,447,629
Massachusetts Development Finance Agency (Southcoast Hospital Grp Inc,Ma Proj.) Series 2021 G, 4% 7/1/2046	2,890,000	2,466,281
Massachusetts Development Finance Agency (Tufts Medicine Proj.) Series 2019 A, 5% 7/1/2030	1,350,000	1,372,694
Massachusetts Development Finance Agency (Tufts Medicine Proj.) Series 2019 A, 5% 7/1/2031	1,350,000	1,368,485
Massachusetts Development Finance Agency (Tufts Medicine Proj.) Series 2019 A, 5% 7/1/2032	2,000,000	2,023,353
Massachusetts Development Finance Agency (Tufts Medicine Proj.) Series 2019 A, 5% 7/1/2033	2,300,000	2,325,871
Massachusetts Development Finance Agency (Tufts Medicine Proj.) Series 2020 C, 3% 10/1/2045 (Assured Guaranty Inc Insured)	3,510,000	2,608,723
Massachusetts Development Finance Agency (University of Mass Hlth Cr Inc Proj.) 4% 7/1/2044	7,000,000	6,098,603
Massachusetts St Dev Fin Agy Rev (Mass General Brigham Inc Proj.) 4% 7/1/2041	50,000	47,760
Massachusetts St Dev Fin Agy Rev (Mass General Brigham Inc Proj.) 5% 7/1/2032	985,000	1,008,950
Massachusetts St Dev Fin Agy Rev (Mass General Brigham Inc Proj.) 5% 7/1/2034	750,000	767,046
Massachusetts St Dev Fin Agy Rev (Newbridge On The Charles Proj.) 4% 10/1/2026 (c)	500,000	500,149
Massachusetts St Dev Fin Agy Rev (Newbridge On The Charles Proj.) 4% 10/1/2027 (c)	350,000	351,363
Massachusetts St Dev Fin Agy Rev (Newbridge On The Charles Proj.) 4% 10/1/2032 (c)	1,250,000	1,247,168
Massachusetts St Dev Fin Agy Rev (Newbridge On The Charles Proj.) 4.125% 10/1/2042 (c)	6,000,000	5,568,610
Massachusetts St Dev Fin Agy Rev (South Shore Hospital, MA Proj.) Series 2016 I, 4% 7/1/2036	6,895,000	6,452,382
Massachusetts St Dev Fin Agy Rev (South Shore Hospital, MA Proj.) Series 2016 I, 5% 7/1/2027	1,100,000	1,100,462
Massachusetts St Dev Fin Agy Rev (Southcoast Hospital Grp Inc,Ma Proj.) Series 2013 F, 4% 7/1/2032	2,050,000	2,030,587
Massachusetts St Dev Fin Agy Rev (Southcoast Hospital Grp Inc,Ma Proj.) Series 2013 F, 4% 7/1/2043	16,000,000	14,211,450
Massachusetts St Dev Fin Agy Rev (Southcoast Hospital Grp Inc,Ma Proj.) Series 2013 F, 5% 7/1/2027	1,300,000	1,301,220
Massachusetts St Dev Fin Agy Rev (Southcoast Hospital Grp Inc,Ma Proj.) Series 2013 F, 5% 7/1/2037	3,925,000	3,926,894
Massachusetts St Dev Fin Agy Rev (University of Mass Hlth Cr Inc Proj.) 5% 7/1/2027	1,150,000	1,150,894
Massachusetts St Dev Fin Agy Rev (University of Mass Hlth Cr Inc Proj.) 5% 7/1/2028	1,260,000	1,268,098
Massachusetts St Dev Fin Agy Rev (University of Mass Hlth Cr Inc Proj.) 5% 7/1/2029	2,000,000	2,001,469
Massachusetts St Dev Fin Agy Rev (University of Mass Hlth Cr Inc Proj.) 5% 7/1/2029	1,320,000	1,327,883
Massachusetts St Dev Fin Agy Rev (University of Mass Hlth Cr Inc Proj.) 5% 7/1/2030	2,000,000	2,001,370
Massachusetts St Dev Fin Agy Rev (University of Mass Hlth Cr Inc Proj.) 5% 7/1/2030	1,390,000	1,397,752
Massachusetts St Dev Fin Agy Rev (University of Mass Hlth Cr Inc Proj.) 5% 7/1/2031	1,700,000	1,701,090
Massachusetts St Dev Fin Agy Rev (University of Mass Hlth Cr Inc Proj.) 5% 7/1/2038	10,850,000	10,876,686
Massachusetts St Dev Fin Agy Rev (University of Mass Hlth Cr Inc Proj.) Series 2017K, 5% 7/1/2027	1,150,000	1,158,016
Massachusetts St Dev Fin Agy Rv (Dana Farber Cancer Inst, MA Proj.) Series 2026 R, 5% 12/1/2037 (d)	1,500,000	1,611,048
Massachusetts St Dev Fin Agy Rv (Dana Farber Cancer Inst, MA Proj.) Series 2026 R, 5% 12/1/2038 (d)	1,320,000	1,404,674
Massachusetts St Dev Fin Agy Rv (Dana Farber Cancer Inst, MA Proj.) Series 2026 R, 5% 12/1/2039 (d)	2,200,000	2,314,706
Massachusetts St Dev Fin Agy Rv (Dana Farber Cancer Inst, MA Proj.) Series 2026 R, 5% 12/1/2040 (d)	1,495,000	1,563,020
Massachusetts St Dev Fin Agy Rv (Dana Farber Cancer Inst, MA Proj.) Series 2026 R, 5% 12/1/2041 (d)	2,755,000	2,879,434
Massachusetts St Dev Fin Agy Rv (Dana Farber Cancer Inst, MA Proj.) Series 2026 R, 5% 12/1/2042 (d)	3,290,000	3,423,133
Massachusetts St Dev Fin Agy Rv (Dana Farber Cancer Inst, MA Proj.) Series 2026 R, 5% 12/1/2043 (d)	2,965,000	3,075,316
Massachusetts St Dev Fin Agy Rv (Dana Farber Cancer Inst, MA Proj.) Series 2026 R, 5% 12/1/2044 (d)	1,890,000	1,947,133
Massachusetts St Dev Fin Agy Rv (Dana Farber Cancer Inst, MA Proj.) Series 2026 R, 5% 12/1/2045 (d)	2,165,000	2,220,260
Massachusetts St Dev Fin Agy Rv (Dana Farber Cancer Inst, MA Proj.) Series 2026 R, 5% 12/1/2046 (d)	2,970,000	3,027,038
Massachusetts St Dev Fin Agy Rv (Lifespan Corp Obligated Group Proj.) Series 2025 A, 5.25% 8/15/2043	5,900,000	6,186,804
Massachusetts St Dev Fin Agy Rv (Lifespan Corp Obligated Group Proj.) Series 2025 A, 5.25% 8/15/2044	7,500,000	7,881,869
Massachusetts St Dev Fin Agy Rv (Lifespan Corp Obligated Group Proj.) Series 2025 B, 5% tender 8/15/2055 (e)	12,500,000	13,209,493
Massachusetts St Dev Fin Agy Rv (Mass General Brigham Inc Proj.) Series 2026H, 5% 7/1/2038	4,000,000	4,388,770
Massachusetts St Dev Fin Agy Rv (Mass General Brigham Inc Proj.) Series 2026H, 5% 7/1/2039	2,700,000	2,937,352
Massachusetts St Dev Fin Agy Rv (Mass General Brigham Inc Proj.) Series 2026H, 5% 7/1/2040	2,700,000	2,922,375
Massachusetts St Dev Fin Agy Rv (Mass General Brigham Inc Proj.) Series 2026H, 5% 7/1/2041	2,000,000	2,151,020
TOTAL HEALTH CARE		168,512,217
Housing - 4.1%
Massachusetts Housing Finance Agency (Mass Hsg Res 12/10/02 Proj.) Series 2021 B 1, 2.875% 12/1/2051	4,000,000	2,768,586
Massachusetts Housing Finance Agency (Single Family Housing Rev Proj.) 5% 12/1/2026	125,000	125,890
Massachusetts Housing Finance Agency (Single Family Housing Rev Proj.) 5% 12/1/2027	185,000	190,214
Massachusetts Housing Finance Agency (Single Family Housing Rev Proj.) 5% 12/1/2028	230,000	240,700
Massachusetts Housing Finance Agency (Single Family Housing Rev Proj.) 5% 6/1/2027	100,000	101,776
Massachusetts Housing Finance Agency (Single Family Housing Rev Proj.) 5% 6/1/2028	75,000	77,824
Massachusetts Housing Finance Agency (Single Family Housing Rev Proj.) 5% 6/1/2029	100,000	105,324
Massachusetts Housing Finance Agency (Single Family Housing Revenue Proj.) 1.95% 12/1/2035	270,000	219,080
Massachusetts Housing Finance Agency (Single Family Housing Revenue Proj.) Series 221, 2.3% 6/1/2044	1,500,000	1,085,507
Massachusetts Housing Finance Agency (Single Family Housing Revenue Proj.) Series 222, 2.3% 12/1/2041	2,450,000	1,857,880
Massachusetts Housing Finance Agency (Single Family Housing Revenue Proj.) Series 224, 5% 6/1/2050	1,000,000	1,032,276
Massachusetts Housing Finance Agency (Single Family Housing Revenue Proj.) Series 249, 5% 12/1/2050	2,500,000	2,537,275
Massachusetts Housing Finance Agency Series 253, 6.25% 12/1/2056	16,000,000	17,691,018
Massachusetts Hsg Fin Agy Series 2023 C2, 4% 12/1/2027	7,205,000	7,223,741
Massachusetts Hsg Fin Agy Series 2023 C2, 4.05% 12/1/2028	16,000,000	16,147,139
Massachusetts Hsg Fin Agy Series 2025 C 3, 3.15% 6/1/2030	10,000,000	9,837,378
Massachusetts St Hsg Fin Agy (Mass Hsg Res 12/10/02 Proj.) 2.55% 12/1/2040	1,000,000	769,749
Massachusetts St Hsg Fin Agy (Mass Hsg Res 12/10/02 Proj.) Series 2018A, 3.7% 12/1/2038	500,000	466,040
Massachusetts St Hsg Fin Agy (Single Family Housing Rev Proj.) Series 211, 3.5% 12/1/2049	1,200,000	1,193,679
Massachusetts St Hsg Fin Agy (Single Family Housing Revenue Proj.) 3.75% 12/1/2049	2,040,000	2,038,126
Massachusetts St Hsg Fin Agy (Single Family Housing Revenue Proj.) Series 207, 4% 6/1/2049	515,000	516,882
TOTAL HOUSING		66,226,084
Other - 1.9%
Massachusetts St Dev Fin Agy Rev (Broad Institute Proj.) Series 2017, 5% 4/1/2033	10,145,000	10,334,559
Massachusetts St Dev Fin Agy Rev (Broad Institute Proj.) Series 2017, 5% 4/1/2034	2,500,000	2,544,752
Massachusetts St Dev Fin Agy Rev (Broad Institute Proj.) Series 2017, 5% 4/1/2037	1,500,000	1,521,950
Massachusetts St Dev Fin Agy Rev (Sterling And Francine Clark Art Institute Proj.) Series 2016, 4% 7/1/2041	865,000	819,569
Massachusetts St Dev Fin Agy Rev (Wgbh Educational Foundation Proj.) 0% 1/1/2037 (Assured Guaranty Inc Insured) (b)	1,745,000	1,141,202
Massachusetts St Dev Fin Agy Rev (Wgbh Educational Foundation Proj.) 0% 1/1/2039 (Assured Guaranty Inc Insured) (b)	3,200,000	1,867,869
Massachusetts St Dev Fin Agy Rev (Wgbh Educational Foundation Proj.) 0% 1/1/2040 (Assured Guaranty Inc Insured) (b)	5,000,000	2,750,054
Massachusetts St Dev Fin Agy Rev (Wgbh Educational Foundation Proj.) 0% 1/1/2041 (Assured Guaranty Inc Insured) (b)	5,000,000	2,591,204
Massachusetts St Dev Fin Agy Rev (Wgbh Educational Foundation Proj.) 0% 1/1/2042 (Assured Guaranty Inc Insured) (b)	5,000,000	2,455,429
Massachusetts St Hlth & Ed Fac (Museum Of Fine Arts Boston Proj.) 3% 12/1/2037 (Liquidity Facility Bank of America NA) VRDN (e)	5,040,000	5,040,000
TOTAL OTHER		31,066,588
Special Tax - 10.7%
Mass Bay Tran Auth Sls Tax Series 2016, 0% 7/1/2032 (b)	9,275,000	7,528,860
Mass Bay Tran Auth Sls Tax Series 2023 A SUB A 1, 5.25% 7/1/2053	8,000,000	8,323,383
Mass Bay Tran Auth Sls Tax Series 2024 A, 5.25% 7/1/2052	10,550,000	11,037,000
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev 3% 8/15/2050	5,030,000	3,654,900
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev 5% 8/15/2032	1,500,000	1,610,618
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev 5% 8/15/2033	1,675,000	1,797,353
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev 5% 8/15/2034	3,000,000	3,209,225
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev 5% 8/15/2035	2,000,000	2,132,504
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev 5% 8/15/2037	1,400,000	1,481,721
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev 5% 8/15/2045	10,000,000	10,360,970
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev Series 2019A, 5% 2/15/2044	11,510,000	11,818,904
Massachusetts St Spl Oblig Dedicated Tax Rev 5.5% 1/1/2030 (National Public Finance Guarantee Corporation Insured) (Escrowed to Maturity)	17,000,000	18,356,667
Massachusetts St Spl Oblig Dedicated Tax Rev 5.5% 1/1/2034 (National Public Finance Guarantee Corporation Insured) (Escrowed to Maturity)	14,770,000	16,587,683
Massachusetts St Transn Fd Rev 5.25% 6/1/2043	14,575,000	14,908,383
Massachusetts St Transn Fd Rev Series 2021 A, 5% 6/1/2041	8,140,000	8,556,985
Massachusetts St Transn Fd Rev Series 2021 A, 5% 6/1/2042	5,750,000	6,030,463
Massachusetts St Transn Fd Rev Series 2021 A, 5% 6/1/2043	3,000,000	3,134,727
Massachusetts St Transn Fd Rev Series 2021 B, 5% 6/1/2041	6,000,000	6,124,963
Massachusetts St Transn Fd Rev Series 2021 B, 5% 6/1/2042	15,370,000	15,981,002
Massachusetts St Transn Fd Rev Series 2024A, 5% 6/1/2053	20,250,000	20,775,107
TOTAL SPECIAL TAX		173,411,418
Synthetics - 0.2%
Massachusetts St Hsg Fin Agy Participating VRDN Series 2022 021, 3% 6/1/2058 (Liquidity Facility Barclays Bank PLC) (e)(g)	3,595,000	3,595,000
Transportation - 12.2%
MA Dept Transn Met Hwy Sys Rev Series 2019 A, 5% 1/1/2037	2,000,000	2,068,591
Massachusetts Port Auth Spl Fac Rev (Bosfuel Corporation Proj.) Series 2019 A, 4% 7/1/2044 (f)	9,250,000	8,515,925
Massachusetts Port Auth Spl Fac Rev (Bosfuel Corporation Proj.) Series 2019 A, 5% 7/1/2028 (f)	1,500,000	1,553,870
Massachusetts Port Auth Spl Fac Rev (Bosfuel Corporation Proj.) Series 2019 A, 5% 7/1/2031 (f)	1,250,000	1,302,290
Massachusetts Port Auth Spl Fac Rev (Bosfuel Corporation Proj.) Series 2019 A, 5% 7/1/2032 (f)	500,000	519,673
Massachusetts Port Auth Spl Fac Rev (Bosfuel Corporation Proj.) Series 2019 A, 5% 7/1/2033 (f)	1,000,000	1,037,417
Massachusetts Port Auth Spl Fac Rev (Bosfuel Corporation Proj.) Series 2019 A, 5% 7/1/2034 (f)	1,250,000	1,293,878
Massachusetts St Port Auth Rev 5% 7/1/2033 (f)	3,440,000	3,662,614
Massachusetts St Port Auth Rev 5% 7/1/2035 (f)	1,475,000	1,558,792
Massachusetts St Port Auth Rev 5% 7/1/2040 (f)	4,000,000	4,140,085
Massachusetts St Port Auth Rev 5% 7/1/2041 (f)	1,940,000	2,001,503
Massachusetts St Port Auth Rev 5% 7/1/2051 (f)	16,165,000	16,263,840
Massachusetts St Port Auth Rev Series 2017A, 5% 7/1/2030 (f)	1,280,000	1,299,239
Massachusetts St Port Auth Rev Series 2017A, 5% 7/1/2031 (f)	1,095,000	1,110,608
Massachusetts St Port Auth Rev Series 2017A, 5% 7/1/2032 (f)	1,370,000	1,388,438
Massachusetts St Port Auth Rev Series 2017A, 5% 7/1/2033 (f)	1,250,000	1,266,050
Massachusetts St Port Auth Rev Series 2017A, 5% 7/1/2035 (f)	2,000,000	2,022,608
Massachusetts St Port Auth Rev Series 2017A, 5% 7/1/2036 (f)	1,720,000	1,737,901
Massachusetts St Port Auth Rev Series 2019 A, 5% 7/1/2030 (f)	725,000	759,162
Massachusetts St Port Auth Rev Series 2019 A, 5% 7/1/2033 (f)	4,085,000	4,247,132
Massachusetts St Port Auth Rev Series 2019 A, 5% 7/1/2034 (f)	5,605,000	5,814,452
Massachusetts St Port Auth Rev Series 2019 A, 5% 7/1/2035 (f)	5,000,000	5,174,475
Massachusetts St Port Auth Rev Series 2019 A, 5% 7/1/2036 (f)	1,995,000	2,059,047
Massachusetts St Port Auth Rev Series 2019 A, 5% 7/1/2037 (f)	1,100,000	1,132,194
Massachusetts St Port Auth Rev Series 2019 A, 5% 7/1/2040 (f)	4,450,000	4,546,128
Massachusetts St Port Auth Rev Series 2019 B, 5% 7/1/2044	5,000,000	5,141,913
Massachusetts St Port Auth Rev Series 2019 C, 5% 7/1/2031 (f)	3,500,000	3,654,405
Massachusetts St Port Auth Rev Series 2019 C, 5% 7/1/2032 (f)	2,700,000	2,812,385
Massachusetts St Port Auth Rev Series 2019 C, 5% 7/1/2038 (f)	11,275,000	11,574,506
Massachusetts St Port Auth Rev Series 2019 C, 5% 7/1/2039 (f)	5,000,000	5,117,319
Massachusetts St Port Auth Rev Series 2021 A, 5% 7/1/2038	2,125,000	2,255,542
Massachusetts St Port Auth Rev Series 2021 A, 5% 7/1/2039	1,125,000	1,188,289
Massachusetts St Port Auth Rev Series 2021 A, 5% 7/1/2040	1,045,000	1,100,546
Massachusetts St Port Auth Rev Series 2021 D, 5% 7/1/2046	3,180,000	3,287,274
Massachusetts St Port Auth Rev Series 2022 A, 5% 7/1/2031 (f)	2,630,000	2,819,448
Massachusetts St Port Auth Rev Series 2022 A, 5% 7/1/2036 (f)	2,450,000	2,601,207
Massachusetts St Port Auth Rev Series 2022 A, 5% 7/1/2039 (f)	1,460,000	1,525,589
Massachusetts St Port Auth Rev Series 2022 A, 5% 7/1/2040 (f)	2,780,000	2,894,880
Massachusetts St Port Auth Rev Series 2026B, 5.25% 7/1/2048 (f)	2,750,000	2,865,675
Massachusetts St Port Auth Rev Series 2026B, 5.5% 7/1/2051 (f)	7,000,000	7,434,448
Massachusetts St Port Auth Rev Series 2026B, 5.5% 7/1/2056 (f)	9,500,000	9,998,016
Massachusetts St Port Auth Rev Series 2121 B, 5% 7/1/2039 (f)	1,325,000	1,375,431
Massachusetts St Port Auth Rev Series B, 4% 7/1/2046 (f)	4,560,000	4,035,792
Massachusetts St Port Auth Rev Series C, 5% 7/1/2028	3,000,000	3,000,546
Massachusetts St Port Auth Rev Series C, 5% 7/1/2029	4,205,000	4,205,765
Massachusetts St Tpk Auth Met Hwy Sys Rev (MA Dept Transn Met Hwy Sys Rev Proj.) 0% 1/1/2028 (National Public Finance Guarantee Corporation Insured) (b)	12,700,000	12,173,939
Massachusetts St Tpk Auth Met Hwy Sys Rev (MA Dept Transn Met Hwy Sys Rev Proj.) 0% 1/1/2029 (National Public Finance Guarantee Corporation Insured) (b)	33,195,000	30,789,013
TOTAL TRANSPORTATION		198,327,840
Water & Sewer - 5.7%
Lynn MA Wtr & Swr Commn Gen 5% 12/1/2032 (National Public Finance Guarantee Corporation Insured)	440,000	440,683
Massachusetts Clean Water Trust/The Series 2025, 5% 2/1/2036	5,000,000	5,632,757
Massachusetts Clean Water Trust/The Series 2025, 5% 2/1/2037	6,500,000	7,270,652
Massachusetts Clean Water Trust/The Series 22, 5% 8/1/2037	4,110,000	4,297,689
Massachusetts Clean Water Trust/The Series 23 B, 5% 2/1/2039	12,940,000	13,675,926
Massachusetts Clean Water Trust/The Series 23 B, 5% 2/1/2041	2,000,000	2,097,745
Massachusetts Clean Water Trust/The Series 23A, 5% 2/1/2039	5,000,000	5,284,361
Massachusetts Clean Water Trust/The Series 23A, 5% 2/1/2040	4,750,000	5,002,321
Massachusetts Clean Water Trust/The Series 26A, 5% 2/1/2036	2,400,000	2,703,723
Massachusetts Clean Water Trust/The Series 26A, 5% 2/1/2038	1,850,000	2,054,963
Massachusetts Clean Water Trust/The Series 26A, 5% 2/1/2039	2,475,000	2,729,028
Massachusetts Clean Water Trust/The Series 26A, 5% 2/1/2040	1,000,000	1,095,852
Massachusetts Clean Water Trust/The Series 26A, 5% 2/1/2041	2,000,000	2,176,390
Massachusetts Clean Water Trust/The Series 26A, 5% 2/1/2042	1,000,000	1,084,073
Massachusetts Clean Water Trust/The Series 26B, 5% 2/1/2039	2,595,000	2,861,344
Massachusetts Clean Water Trust/The Series 26B, 5% 2/1/2040	2,000,000	2,191,704
Massachusetts Clean Water Trust/The Series 26B, 5% 2/1/2041	4,530,000	4,929,524
Massachusetts Clean Water Trust/The Series 26B, 5% 2/1/2042	1,480,000	1,604,429
Massachusetts Clean Water Trust/The Series 26B, 5% 2/1/2043	1,000,000	1,079,082
Massachusetts Clean Water Trust/The Series 26B, 5% 2/1/2044	2,000,000	2,147,770
Massachusetts Clean Water Trust/The Series 26B, 5% 2/1/2045	1,500,000	1,603,657
Massachusetts Clean Water Trust/The Series 27, 5% 2/1/2045	6,000,000	6,454,825
Massachusetts St Wtr Res Auth Series 2020 B, 5% 8/1/2041	3,155,000	3,298,061
Massachusetts St Wtr Res Auth Series 2026C, 5.25% 8/1/2056	10,000,000	10,568,085
TOTAL WATER & SEWER		92,284,644
TOTAL MASSACHUSETTS		1,539,613,939
Puerto Rico - 1.4%
General Obligations - 0.7%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 0% 7/1/2033 (b)	5,238,348	3,803,038
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2029	1,925,000	2,032,479
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.75% 7/1/2031	4,525,000	4,882,874
TOTAL GENERAL OBLIGATIONS		10,718,391
Housing - 0.3%
Puerto Rico Hsg Fin Auth (PR Mhsg Rev 2020 Proj.) Series 2020, 5% 12/1/2027	4,435,000	4,533,151
Special Tax - 0.3%
Puerto Rico Sales Tax Fing Corp Sales Tax Rev Series A 1, 0% 7/1/2031 (b)	5,010,000	4,241,591
Water & Sewer - 0.1%
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2037 (c)	3,525,000	3,672,157
TOTAL PUERTO RICO		23,165,290
Virgin Islands - 0.5%
Transportation - 0.5%
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2032	930,000	994,517
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2034	2,185,000	2,369,510
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2037	1,235,000	1,333,123
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2038	2,645,000	2,847,074
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2039	980,000	1,048,758
TOTAL VIRGIN ISLANDS		8,592,982
TOTAL MUNICIPAL SECURITIES (Cost $1,614,247,373)		1,571,372,211

Money Market Funds - 4.7%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (h)(i) (Cost $75,686,687)	2.68	75,671,552	75,686,687

TOTAL INVESTMENT IN SECURITIES - 101.5% (Cost $1,689,934,060)	1,647,058,898
NET OTHER ASSETS (LIABILITIES) - (1.5)%	(24,177,864)
NET ASSETS - 100.0%	1,622,881,034

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Zero coupon bond which is issued at a discount.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $37,839,173 or 2.3% of net assets.

(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(g)	Provides evidence of ownership in one or more underlying municipal bonds. Coupon rates are determined by re-marketing agents based on current market conditions.
(h)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Municipal Cash Central Fund	143,226,612	251,573,708	319,113,633	536,515	-	-	75,686,687	75,671,552
	143,226,612	251,573,708	319,113,633	536,515	-	-	75,686,687

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities
Education	287,532,188	-	287,532,188	-
Electric Utilities	9,484,221	-	9,484,221	-
Escrowed/Pre-Refunded	1,611,104	-	1,611,104	-
General Obligations	518,281,026	-	518,281,026	-
Health Care	168,512,217	-	168,512,217	-
Housing	70,759,235	-	70,759,235	-
Other	31,066,588	-	31,066,588	-
Special Tax	177,653,009	-	177,653,009	-
Synthetics	3,595,000	-	3,595,000	-
Transportation	206,920,822	-	206,920,822	-
Water & Sewer	95,956,801	-	95,956,801	-

Money Market Funds	75,686,687	75,686,687	-	-
Total Investments in Securities:	1,647,058,898	75,686,687	1,571,372,211	-
Financial Statements (Unaudited)

Statement of Assets and Liabilities

As of July 31, 2026 (Unaudited)
Assets
Investments in securities, at value - unaffiliated issuers	$1,571,372,211
Investments in securities, at value - affiliated issuers	75,686,687
Cash	100,000
Receivable for fund shares sold	1,129,105
Interest receivable	14,954,738
Distributions receivable from affiliated funds	57,599
Prepaid expenses	179
Total assets	1,663,300,519
Liabilities
Payable for investments purchased	1,680,000
Payable for investments purchased, delayed delivery	35,176,514
Payable for fund shares redeemed	1,399,221
Distributions payable	1,537,288
Accrued management fee	593,944
Other payables and accrued expenses	32,518
Total liabilities	40,419,485
Net Assets	$1,622,881,034
Net assets consist of:
Paid in capital	1,715,209,551
Total accumulated earnings (loss)	(92,328,517)
Net Assets	$1,622,881,034

Net Asset Value and Maximum Offering
Net Asset Value, offering price and redemption price per share ($1,622,881,034/143,219,533 shares)	$11.33

Other Information
Unaffiliated issuers, cost	1,614,247,373
Affiliated issuers, cost	75,686,687
Statement of Operations

Six months ended July 31, 2026 (Unaudited)

Investment Income
Dividends - affiliated issuers	$536,515
Interest	26,956,763
Total investment income	27,493,278
Expenses
Management fee	3,556,302
Custodian fees and expenses	8,435
Independent trustees' fees and expenses	1,809
Registration fees	19,071
Audit	27,423
Legal	8,230
Commitment fee	998
Miscellaneous	1,989
Total expenses	3,624,257
Expense reimbursements and reductions	(287)
Total expenses after reductions	3,623,970
Net investment income (loss)	23,869,308
Net realized gain (loss)
Investments - unaffiliated issuers	(9,342,827)
Net realized gain (loss)	(9,342,827)
Change in net unrealized appreciation (depreciation)
Investments - unaffiliated issuers	(22,839,969)
Total change in net unrealized appreciation (depreciation)	(22,839,969)
Net gain (loss)	(32,182,796)
Net increase (decrease) in net assets resulting from operations	$(8,313,488)

Statement of Changes in Net Assets
	Six months ended July 31, 2026 (Unaudited)	Year ended January 31, 2026
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$23,869,308	$48,852,543
Net realized gain (loss)	(9,342,827)	(8,424,413)
Change in net unrealized appreciation (depreciation)	(22,839,969)	36,294,356
Net increase (decrease) in net assets resulting from operations	(8,313,488)	76,722,486
Distributions to shareholders
Distributions to shareholders	(22,680,442)	(47,013,997)
Total distributions	(22,680,442)	(47,013,997)
Net increase (decrease) in net assets resulting from share transactions	(142,075,428)	25,699,413
Total increase (decrease) in net assets	(173,069,358)	55,407,902
Net Assets
Beginning of period	1,795,950,392	1,740,542,490
End of period	$1,622,881,034	$1,795,950,392
Financial Highlights
Fidelity® Massachusetts Municipal Income Fund

	Six months ended July 31, 2026 (Unaudited)	Years ended January 31, 2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$11.55	$11.35	$11.45	$11.40	$12.16	$12.71
Income from Investment Operations
Net investment income (loss) A, B	.17	.32	.31	.29	.24	.25
Net realized and unrealized gain (loss)	(.23)	.19	(.11)	.04	(.76)	(.47)
Total from investment operations	(.06)	.51	.20	.33	(.52)	(.22)
Distributions
Distributions from net investment income	(.16)	(.31)	(.30)	(.28)	(.24)	(.25)
Distributions from net realized gain	-	- C	- C	-	-	(.08)
Total distributions	(.16)	(.31)	(.30)	(.28)	(.24)	(.33)
Net asset value, end of period	$11.33	$11.55	$11.35	$11.45	$11.40	$12.16
Total Return D, E	(.54)%	4.58%	1.78%	3.02%	(4.24)%	(1.79)%
Ratios and Supplemental Data B, F, G
Ratio of expenses to average net assets before reductions	.45% H	.44%	.45%	.46%	.46%	.45%
Ratio of expenses to average net assets net of fee waivers, if any	.45% H	.44%	.45%	.46%	.46%	.45%
Ratio of expenses to average net assets net of all reductions, if any	.45% H	.44%	.45%	.46%	.45%	.45%
Ratio of net investment income (loss) to average net assets	2.94% H	2.84%	2.71%	2.59%	2.13%	1.97%
Net assets, end of period	$1,622,881,034	$1,795,950,392	$1,740,542,490	$1,844,749,126	$1,972,837,994	$2,278,182,185
Portfolio turnover rate I	24% H	16%	19%	14%	25%	11%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount represents less than $.005 per share.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns for periods of less than one year are not annualized.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended July 31, 2026

  1. Organization.
Fidelity® Massachusetts Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity Massachusetts Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

  2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities  may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For any foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities  are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of period end is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day.

Gains and losses on securities sold are determined on the basis of identified cost.

Dividend income for domestic securities is recorded on the ex-dividend date. Certain dividends from any foreign securities where the ex-dividend date may have passed are recorded as soon as a fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Fidelity® Massachusetts Municipal Income Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences may result in distribution reclassifications.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to: market discount and capital loss carryforwards.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

	Tax Cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation) ($)
Fidelity® Massachusetts Municipal Income Fund	1,684,334,158	15,173,970	(52,449,230)	(37,275,260)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity® Massachusetts Municipal Income Fund	(5,239,091)	(40,642,805)	(45,881,896)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

  3. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity® Massachusetts Municipal Income Fund	189,184,055	206,587,128

  4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Any reference to "class" in this note shall mean the "Fund" as the Fund currently offers only one class of shares.

The Fund's management contract incorporates a basic fee rate that may vary by class . The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee.

Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month.

When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Fidelity® Massachusetts Municipal Income Fund	0.44%

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month.

A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class.

For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Fidelity® Massachusetts Municipal Income Fund	0.44

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity® Massachusetts Municipal Income Fund	1,164,246	8,757,926	(85,312)

  5. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit.

The commitment fees are presented in the Statement of Operations.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

  6. Expense Reductions.
Through arrangements with the custodian, credits realized as a result of certain uninvested cash balances were used to reduce expenses. All of the applicable credits are presented in the table below.

Custodian Credits ($)
Fidelity® Massachusetts Municipal Income Fund	287

  7. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended ($)	Year ended ($)
	July 31, 2026	January 31, 2026

Fidelity® Massachusetts Municipal Income Fund
Fidelity® Massachusetts Municipal Income Fund	22,680,442	47,013,997
Total	22,680,442	47,013,997

  8. Share Transactions.
Share transactions were as follows and may contain in kind transactions, automatic conversions between classes or exchanges between affiliated funds as applicable:

	Shares	Shares	Dollars	Dollars
	Six months ended	Year ended	Six months ended ($)	Year ended ($)
	July 31, 2026	January 31, 2026	July 31, 2026	January 31, 2026

Fidelity® Massachusetts Municipal Income Fund
Shares sold	13,940,311	33,848,499	160,410,911	382,056,392
Reinvestment of distributions	1,209,316	2,280,723	13,901,438	25,785,991
Shares redeemed	(27,436,499)	(33,943,220)	(316,387,777)	(382,142,970)
Net increase (decrease)	(12,286,872)	2,186,002	(142,075,428)	25,699,413

  9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

  10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.536216.129
MAS-SANN-0926
Fidelity® Massachusetts Municipal Money Market Fund

Semi-Annual Report
July 31, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544, or for Institutional, call 1-877-208-0098, to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Massachusetts Municipal Money Market Fund
Schedule of Investments July 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Municipal Securities - 22.6%
	Principal Amount (a)	Value ($)
Massachusetts - 22.6%
Massachusetts - 22.6%
Education - 4.4%
Massachusetts Development Finance Agency (President and Fellows of Harvard College Proj.) Series 2020 A, 5% 10/15/2026	135,000	135,714
Massachusetts St Dev Fin Agy Rv (Boston University Mass Proj.) 2.47% tender 8/5/2026 CP mode (d)	72,500,000	72,500,000
Massachusetts St Dev Fin Agy Rv (Boston University Mass Proj.) 2.48% tender 10/7/2026 CP mode (d)	20,000,000	20,000,000
Massachusetts St Dev Fin Agy Rv (Boston University Mass Proj.) 2.5% tender 12/3/2026 CP mode (d)	36,000,000	36,000,000
Massachusetts St Dev Fin Agy Rv (Boston University Mass Proj.) 2.53% tender 9/2/2026 CP mode (d)	30,000,000	30,000,000
University MA Bldg Auth Rev (Univ of Massachusetts Proj.) Series 2021 1, 5% 11/1/2026	135,000	135,864
University MA Bldg Auth Rev (Univ of Massachusetts Proj.) Series 2026 1, 5% 11/1/2026	9,885,000	9,945,857
		168,717,435
Electric Utilities - 0.3%
Massachusetts St Dev Agy Elec Util Rev (Nantucket Elec Co Proj.) 2.78% tender 8/10/2026 (Massachusetts Electric Co Guaranteed) CP mode (e)	13,300,000	13,300,000
Escrowed/Pre-Refunded - 1.0%
Massachusetts St Wtr Res Auth Series 2016B, 5% 8/1/2040 (Pre-refunded to 8/1/2026 at 100)	1,420,000	1,420,000
Massachusetts St Wtr Res Auth Series 2016C, 5% 8/1/2031 (Pre-refunded to 8/1/2026 at 100)	2,615,000	2,615,000
Massachusetts St Wtr Res Auth Series 2016C, 5% 8/1/2032 (Pre-refunded to 8/1/2026 at 100)	2,775,000	2,775,000
Massachusetts St Wtr Res Auth Series 2016C, 5% 8/1/2033 (Pre-refunded to 8/1/2026 at 100)	2,470,000	2,470,000
Massachusetts St Wtr Res Auth Series 2016C, 5% 8/1/2035 (Pre-refunded to 8/1/2026 at 100)	4,515,000	4,515,000
Massachusetts St Wtr Res Auth Series 2016C, 5% 8/1/2040 (Pre-refunded to 8/1/2026 at 100)	18,105,000	18,105,000
Massachusetts St Wtr Res Auth Series 2016D, 5% 8/1/2031 (Pre-refunded to 8/1/2026 at 100)	280,000	280,000
Massachusetts St Wtr Res Auth Series 2016D, 5% 8/1/2032 (Pre-refunded to 8/1/2026 at 100)	745,000	745,000
Massachusetts St Wtr Res Auth Series 2016D, 5% 8/1/2033 (Pre-refunded to 8/1/2026 at 100)	2,510,000	2,510,000
Massachusetts St Wtr Res Auth Series 2016D, 5% 8/1/2035 (Pre-refunded to 8/1/2026 at 100)	2,140,000	2,140,000
		37,575,000
General Obligations - 12.6%
Agawam MA BAN 4% 9/24/2026	2,685,000	2,690,322
Ashland MA Gen. Oblig. BAN 3.5% 10/8/2026	17,223,336	17,253,051
Attleboro Mass BAN 3.5% 10/29/2026	4,900,000	4,910,711
Bedford Mass Gen. Oblig. BAN 4% 4/9/2027	20,360,241	20,550,775
Belmont Mass Gen. Oblig. BAN 3.5% 9/25/2026	6,025,000	6,033,403
Billerica MA Gen. Oblig. BAN 4% 8/19/2026	845,000	845,292
Boston Mass Gen. Oblig. Series 2026A, 5% 6/1/2027	2,650,000	2,705,038
Boston Mass Gen. Oblig. Series 2026B, 5% 6/1/2027	5,650,000	5,767,346
Bourne MA Gen. Oblig. BAN 3.75% 1/28/2027	4,553,000	4,574,964
Burlington Mass BAN 3.5% 4/23/2027	8,170,000	8,222,824
Canton Mass BAN 3.5% 8/13/2026	6,170,000	6,171,756
Canton Mass Gen. Oblig. BAN 4% 8/12/2027 (f)	20,000,000	20,253,000
Carlisle MA Gen. Oblig. BAN 3.5% 12/18/2026	5,000,000	5,015,389
Central Berkshire MA Regl Sch Dist BAN 4% 1/25/2027	7,005,000	7,039,530
Charlton Mass Gen. Oblig. BAN 4% 1/28/2027	600,000	603,297
Eastham Mass Gen. Oblig. BAN 3.5% 9/30/2026	5,955,000	5,964,633
Easton MA BAN 3.5% 2/4/2027	2,810,000	2,821,391
Fairhaven Mass Gen. Oblig. BAN 4% 9/18/2026	815,000	816,451
Framingham MA Gen. Oblig. BAN 4% 12/17/2026	27,809,691	27,944,121
Gloucester Mass Gen. Oblig. BAN 3.5% 10/2/2026	23,918,547	23,962,182
Groton MA Gen. Oblig. BAN 3.5% 2/11/2027	4,592,980	4,621,615
Holbrook MA Gen. Oblig. BAN 3.5% 8/28/2026	2,780,108	2,782,230
Hopkinton MA BAN 3.5% 6/8/2027	14,000,000	14,099,844
Ipswich MA Gen. Oblig. BAN 4% 8/6/2027 (f)	3,003,800	3,040,807
Lakeville MA Gen. Oblig. BAN 3.5% 10/9/2026	13,825,000	13,849,713
Lee Mass Gen. Oblig. BAN 3.5% 10/14/2026	28,700,000	28,756,732
Lenox MA Gen. Oblig. BAN 3.5% 1/21/2027	12,710,000	12,743,031
Littleton Mass BAN 3.5% 3/16/2027	7,209,898	7,264,692
Lynnfield Mass Gen. Oblig. BAN 4% 8/13/2027 (f)	2,196,000	2,220,485
Marion Mass Gen. Oblig. BAN 3.5% 11/4/2026	4,776,722	4,786,417
Marlborough Mass Gen. Oblig. BAN 3.5% 6/11/2027	12,050,000	12,133,782
Massachusetts St Gen. Oblig. Series 2017 E, 5% 11/1/2026	200,000	201,148
Massachusetts St Gen. Oblig. Series 2018C, 5% 9/1/2026	600,000	601,174
Massachusetts St Gen. Oblig. Series 2020 E, 5% 11/1/2026	125,000	125,727
Massachusetts St Gen. Oblig. Series E, 5% 11/1/2026	2,315,000	2,328,847
Medford MA BAN 4% 9/18/2026	555,000	556,028
Melrose MA Gen. Oblig. BAN 3.5% 12/18/2026	26,000,000	26,096,574
Milton MA Gen. Oblig. BAN 4% 9/15/2026	1,235,960	1,238,113
Monomoy Regional School District BAN 3.75% 9/18/2026	5,000,000	5,006,916
Needham MA Gen. Oblig. BAN 3.5% 11/2/2026	10,944,000	10,970,010
Oxford Massachusetts BAN 3.5% 3/4/2027	8,016,500	8,072,315
Pembroke Mass Gen. Oblig. BAN 3.5% 9/25/2026	8,380,000	8,392,308
Plymouth MA Gen. Oblig. BAN 4% 4/23/2027	1,746,902	1,764,815
Randolph MA Gen. Oblig. BAN 3.5% 10/23/2026	1,563,745	1,566,234
Rockport MA Gen. Oblig. BAN 3.5% 2/26/2027	7,335,000	7,375,046
Salisbury Mass Gen. Oblig. BAN 4% 9/3/2026	6,120,000	6,126,750
Scituate Mass BAN 3.5% 2/26/2027	32,300,000	32,466,031
Scituate Mass Gen. Oblig. BAN 4% 2/26/2027 (f)	2,400,000	2,416,320
Seekonk MA Gen. Oblig. BAN 4% 4/15/2027	1,315,833	1,329,936
Stoughton MA Gen. Oblig. BAN 4% 7/23/2027	10,033,278	10,152,217
Swampscott MA Gen. Oblig. BAN 4% 3/4/2027	5,599,331	5,655,434
Topsfield Mass Gen. Oblig. BAN 3.5% 10/14/2026	5,400,000	5,410,023
Town of East Bridgewater MA BAN 3.5% 8/20/2026	5,000,000	5,001,616
Town of Millis MA BAN 3.5% 5/21/2027	6,748,985	6,798,611
Truro Mass Gen. Oblig. BAN 4% 12/18/2026	5,652,068	5,676,176
Tyngsborough MA BAN 3.5% 10/30/2026	9,207,476	9,228,499
Walpole Mass BAN 3.5% 1/29/2027	2,798,727	2,813,632
West Tisbury Mass Gen. Oblig. BAN 4% 10/16/2026	1,848,500	1,852,625
Westborough MA Gen. Oblig. BAN 4% 10/27/2026	10,100,000	10,141,116
Westfield Mass Gen. Oblig. BAN Series 2026A, 3.5% 6/3/2027	19,904,453	20,037,615
Westford MA Gen. Oblig. BAN 3.5% 4/29/2027	3,849,286	3,870,215
Wilmington Mass BAN 4% 2/17/2027	2,340,000	2,358,044
Winchester MA Gen. Oblig. BAN Series B, 3.5% 3/25/2027	17,934,517	18,076,261
		504,151,200
Health Care - 3.8%
Massachusetts St Hlth & Ed Fac (Mass General Brigham Inc Proj.) 2.41% tender 8/5/2026 CP mode (d)	17,090,000	17,090,000
Massachusetts St Hlth & Ed Fac (Mass General Brigham Inc Proj.) 2.42% tender 10/6/2026 CP mode (d)	17,750,000	17,750,000
Massachusetts St Hlth & Ed Fac (Mass General Brigham Inc Proj.) 2.43% tender 10/7/2026 CP mode (d)	19,585,000	19,585,000
Massachusetts St Hlth & Ed Fac (Mass General Brigham Inc Proj.) 2.43% tender 9/3/2026 CP mode (d)	12,640,000	12,640,000
Massachusetts St Hlth & Ed Fac (Mass General Brigham Inc Proj.) 2.47% tender 10/5/2026 CP mode (d)	17,385,000	17,385,000
Massachusetts St Hlth & Ed Fac (Mass General Brigham Inc Proj.) 2.47% tender 8/4/2026 CP mode (d)	14,010,000	14,010,000
Massachusetts St Hlth & Ed Fac (Mass General Brigham Inc Proj.) 2.47% tender 9/2/2026 CP mode (d)	7,825,000	7,825,000
Massachusetts St Hlth & Ed Fac (Mass General Brigham Inc Proj.) 2.49% tender 9/16/2026 CP mode (d)	16,050,000	16,050,000
Massachusetts St Hlth & Ed Fac (Mass General Brigham Inc Proj.) 2.58% tender 10/14/2026 CP mode (d)	18,595,000	18,595,000
Massachusetts St Hlth & Ed Fac (Mass General Brigham Inc Proj.) 2.58% tender 10/19/2026 CP mode (d)	9,440,000	9,440,000
		150,370,000
Transportation - 0.0%
MA Dept Transn Met Hwy Sys Rev (Massachusetts St Proj.) Series 2018 A, 5% 1/1/2027	1,255,000	1,266,706
Water & Sewer - 0.5%
Massachusetts Clean Water Trust/The 5.25% 8/1/2026	500,000	500,000
Massachusetts Clean Water Trust/The Series 2017, 5% 8/1/2026	310,000	310,000
Massachusetts Clean Water Trust/The Series 2020, 5% 8/1/2026	270,000	270,000
Massachusetts Clean Water Trust/The Series 21, 4% 8/1/2026	190,000	190,000
Massachusetts Clean Water Trust/The Series 22, 5% 8/1/2026	1,155,000	1,155,000
Massachusetts Clean Water Trust/The Series 25A, 5% 2/1/2027	1,635,000	1,655,487
Massachusetts Clean Water Trust/The Series 27, 5% 2/1/2027	14,000,000	14,195,020
Massachusetts St Wtr Res Auth 5.25% 8/1/2026	2,380,000	2,380,000
Massachusetts St Wtr Res Auth Series 2021 B, 5% 8/1/2026	680,000	680,000
Massachusetts St Wtr Res Auth Series 2023 C, 5% 8/1/2026	675,000	675,000
Massachusetts St Wtr Res Auth Series 2024B, 5% 8/1/2026	450,000	450,000
		22,460,507
TOTAL MASSACHUSETTS		897,840,848
Michigan - 0.0%
Michigan - 0.0%
Health Care - 0.0%
Kent MI Hosp Fin Auth (Corewell Health Proj.) SIFMA Municipal Swap Index + 0.25%, 2.41% tender 1/15/2047 (d)(g)	1,100,000	1,100,000
TOTAL MUNICIPAL SECURITIES (Cost $898,940,848)		898,940,848

Tender Option Bond - 21.5%
	Principal Amount (a)	Value ($)
Alabama - 0.2%
Black Belt Energy Gas District Participating VRDN Series 5088, 2.36% 5/1/2056 (Liquidity Facility JP Morgan Securities LLC) (c)(d)	3,700,000	3,700,000
Black Belt Energy Gas District Participating VRDN Series 5104, 2.36% 5/1/2056 (Liquidity Facility JP Morgan Securities LLC) (c)(d)	3,100,000	3,100,000
TOTAL ALABAMA		6,800,000
Arizona - 0.1%
Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9211, 2.39% 5/13/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	300,000	300,000
Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9240, 2.39% 1/1/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	700,000	700,000
Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9241, 2.39% 11/2/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	600,000	600,000
Arizona Ind Dev Auth Participating VRDN 2.39% 6/20/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	200,000	200,000
Arizona Ind Dev Auth Participating VRDN Series 2024 MIZ9187, 2.46% 8/21/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	1,300,000	1,300,000
Arizona St Indl Dev Auth Multifamily Hsg Rev Participating VRDN Series 2025 MIZ9242, 2.39% 11/2/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	900,000	900,000
Maricopa County Ariz Indl Dev Auth Multi Fam Hsg Rev Participating VRDN Series 2026 MIZ9264, 2.46% 6/29/2029 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	1,400,000	1,400,000
TOTAL ARIZONA		5,400,000
California - 0.8%
Los Angeles CA Multi Fam Mtg Rev Participating VRDN Series 2025 MIZ9237, 2.39% 10/22/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)(e)	30,000,000	30,000,000
Georgia - 0.0%
Atlanta GA Urban Residential Fin Auth Multi Fam Hsg Rev Participating VRDN Series 2026 MIZ9266, 2.39% 12/1/2065 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	1,100,000	1,100,000
Illinois - 0.3%
Illinois Fin Auth Rev Participating VRDN Series 2018 017, 2.41% 8/15/2030 (Liquidity Facility Barclays Bank PLC) (c)(d)	700,000	700,000
Illinois Hsg Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9224, 2.46% 8/18/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	9,515,000	9,515,000
TOTAL ILLINOIS		10,215,000
Massachusetts - 19.6%
Mass Bay Tran Auth Sls Tax Participating VRDN Series 2025 XF3425, 2.16% 7/1/2055 (Liquidity Facility Barclays Bank PLC) (c)(d)	12,800,000	12,800,000
Mass Bay Tran Auth Sls Tax Participating VRDN Series 2025 XX1382, 3% 7/1/2052 (Liquidity Facility Barclays Bank PLC) (c)(d)	7,710,000	7,710,000
Mass Bay Tran Auth Sls Tax Participating VRDN Series 2025 XX1411, 2.16% 7/1/2055 (Liquidity Facility Barclays Bank PLC) (c)(d)	10,800,000	10,800,000
Mass Bay Tran Auth Sls Tax Participating VRDN Series 2025 YX1410, 2.16% 7/1/2050 (Liquidity Facility Barclays Bank PLC) (c)(d)	14,350,000	14,350,000
Mass Bay Tran Auth Sls Tax Participating VRDN Series 2026 XL0755, 3.15% 7/1/2056 (Liquidity Facility Wells Fargo Bank NA) (c)(d)	5,000,000	5,000,000
Massachusetts Bay Trans Auth Sales Tax Rev Participating VRDN 2.22% 7/1/2054 (Liquidity Facility Morgan Stanley Bank NA) (c)(d)	10,305,000	10,305,000
Massachusetts Clean Water Trust/The Participating VRDN Series 2026 XL0733, 2.16% 2/1/2056 (Liquidity Facility Morgan Stanley Bank NA) (c)(d)	8,000,000	8,000,000
Massachusetts Edl Fing Auth Rev Participating VRDN Series 2017 XF2511, 2.17% 7/1/2046 (Liquidity Facility Barclays Bank PLC) (c)(d)(e)	1,545,000	1,545,000
Massachusetts Edl Fing Auth Rev Participating VRDN Series 2017 XG0139, 2.17% 7/1/2046 (Liquidity Facility Barclays Bank PLC) (c)(d)(e)	11,985,000	11,985,000
Massachusetts Edl Fing Auth Rev Participating VRDN Series 2026 XF8145, 3% 12/1/2056 (Liquidity Facility JP Morgan Chase Bank NA) (c)(d)	8,450,000	8,450,000
Massachusetts Housing Finance Agency Participating VRDN Series 2024 XF1703, 2.18% 12/1/2054 (Liquidity Facility Toronto Dominion Bank NA) (c)(d)	6,075,000	6,075,000
Massachusetts Housing Finance Agency Participating VRDN Series 2026 XL0751, 3.15% 12/1/2046 (Liquidity Facility Wells Fargo Bank NA) (c)(d)	3,595,000	3,595,000
Massachusetts Housing Finance Agency Participating VRDN Series 2026 XX1465, 3% 12/1/2053 (Liquidity Facility Barclays Bank PLC) (c)(d)	24,520,000	24,520,000
Massachusetts Hsg Fin Agy Participating VRDN Series 2024 XG0582, 2.19% 12/1/2064 (Liquidity Facility Bank of America, N.A.) (c)(d)	1,215,000	1,215,000
Massachusetts Hsg Fin Agy Participating VRDN Series 2025 XX1444, 2.16% 12/1/2068 (Liquidity Facility Barclays Bank PLC) (c)(d)	23,755,000	23,755,000
Massachusetts Hsg Fin Agy Participating VRDN Series 2026 XX1470, 3% 12/1/2064 (Liquidity Facility Barclays Bank PLC) (c)(d)	4,235,000	4,235,000
Massachusetts Hsg Fin Agy Participating VRDN Series 2026 XX1478, 3% 6/1/2069 (Liquidity Facility Barclays Bank PLC) (c)(d)	36,400,000	36,400,000
Massachusetts St Dev Fin Agcy Rev Participating VRDN 2.17% 12/1/2056 (Liquidity Facility Royal Bank of Canada NY) (c)(d)	4,750,000	4,750,000
Massachusetts St Dev Fin Agcy Rev Participating VRDN Series 2024 008, 2.26% 5/1/2027 (Liquidity Facility Barclays Bank PLC) (c)(d)	47,495,000	47,495,000
Massachusetts St Dev Fin Agcy Rev Participating VRDN Series 2025 YX1432, 2.16% 7/1/2045 (Liquidity Facility Barclays Bank PLC) (c)(d)	8,305,000	8,305,000
Massachusetts St Dev Fin Agcy Rev Participating VRDN Series 2026 XF3528, 2.16% 12/1/2056 (Liquidity Facility Wells Fargo Bank NA) (c)(d)	26,690,000	26,690,000
Massachusetts St Gen. Oblig. 2.29% tender 9/1/2035 (Liquidity Facility Citibank NA) (b)(c)(d)	48,825,000	48,825,000
Massachusetts St Gen. Oblig. Participating VRDN 2.16% 10/1/2048 (Liquidity Facility Wells Fargo Bank NA) (c)(d)	6,335,000	6,335,000
Massachusetts St Gen. Oblig. Participating VRDN 2.16% 12/1/2051 (Liquidity Facility Wells Fargo Bank NA) (c)(d)	12,500,000	12,500,000
Massachusetts St Gen. Oblig. Participating VRDN 2.16% 5/1/2048 (Liquidity Facility Wells Fargo Bank NA) (c)(d)	3,750,000	3,750,000
Massachusetts St Gen. Oblig. Participating VRDN 2.18% 10/1/2047 (Liquidity Facility Royal Bank of Canada NY) (c)(d)	14,665,000	14,665,000
Massachusetts St Gen. Oblig. Participating VRDN 2.22% 10/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (c)(d)	24,060,000	24,060,000
Massachusetts St Gen. Oblig. Participating VRDN 3% 5/1/2053 (Liquidity Facility JP Morgan Chase Bank NA) (c)(d)	8,000,000	8,000,000
Massachusetts St Gen. Oblig. Participating VRDN 3.15% 8/1/2054 (Liquidity Facility Wells Fargo Bank NA) (c)(d)	7,815,000	7,815,000
Massachusetts St Gen. Oblig. Participating VRDN Series 2023 MS0020, 2.22% 10/1/2049 (Liquidity Facility Morgan Stanley Bank NA) (c)(d)	28,020,000	28,020,000
Massachusetts St Gen. Oblig. Participating VRDN Series 2023 ZL0488, 2.16% 10/1/2051 (Liquidity Facility Royal Bank of Canada NY) (c)(d)	6,665,000	6,665,000
Massachusetts St Gen. Oblig. Participating VRDN Series 2024 CF7003, 2.16% 8/1/2028 (Liquidity Facility Citibank NA) (c)(d)	9,270,000	9,270,000
Massachusetts St Gen. Oblig. Participating VRDN Series 2025 XF1904, 3% 5/1/2054 (Liquidity Facility JP Morgan Chase Bank NA) (c)(d)	21,055,000	21,055,000
Massachusetts St Gen. Oblig. Participating VRDN Series 2025 XF3357, 2.16% 11/1/2052 (Liquidity Facility Wells Fargo Bank NA) (c)(d)	20,860,000	20,860,000
Massachusetts St Gen. Oblig. Participating VRDN Series 2025 XF3416, 2.16% 4/1/2055 (Liquidity Facility Barclays Bank PLC) (c)(d)	13,200,000	13,200,000
Massachusetts St Gen. Oblig. Participating VRDN Series 2025 XL0613, 2.16% 12/1/2052 (Liquidity Facility Morgan Stanley Bank NA) (c)(d)	22,500,000	22,500,000
Massachusetts St Gen. Oblig. Participating VRDN Series 2025 XL0677, 2.16% 8/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (c)(d)	7,110,000	7,110,000
Massachusetts St Gen. Oblig. Participating VRDN Series 2025 XL0709, 3% 1/1/2054 (Liquidity Facility JP Morgan Chase Bank NA) (c)(d)	5,895,000	5,895,000
Massachusetts St Gen. Oblig. Participating VRDN Series 2025 XM1243, 3% 5/1/2053 (Liquidity Facility JP Morgan Chase Bank NA) (c)(d)	7,515,000	7,515,000
Massachusetts St Gen. Oblig. Participating VRDN Series 2025 ZF3324, 2.16% 12/1/2054 (Liquidity Facility Bank of America, N.A.) (c)(d)	7,085,000	7,085,000
Massachusetts St Gen. Oblig. Participating VRDN Series 2025 ZF3392, 3% 4/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (c)(d)	7,500,000	7,500,000
Massachusetts St Gen. Oblig. Participating VRDN Series 2025 ZF3411, 3% 12/1/2053 (Liquidity Facility JP Morgan Chase Bank NA) (c)(d)	6,665,000	6,665,000
Massachusetts St Gen. Oblig. Participating VRDN Series 2025 ZL0645, 2.16% 5/1/2048 (Liquidity Facility Royal Bank of Canada NY) (c)(d)	7,610,000	7,610,000
Massachusetts St Gen. Oblig. Participating VRDN Series 2026 XF3526, 2.16% 2/1/2055 (Liquidity Facility Morgan Stanley Bank NA) (c)(d)	15,000,000	15,000,000
Massachusetts St Port Auth Rev Participating VRDN 2.21% 7/1/2046 (Liquidity Facility Morgan Stanley Bank NA) (c)(d)(e)	11,250,000	11,250,000
Massachusetts St Port Auth Rev Participating VRDN 2.21% 7/1/2056 (Liquidity Facility Bank of America, N.A.) (c)(d)(e)	3,750,000	3,750,000
Massachusetts St Port Auth Rev Participating VRDN 3.05% 7/1/2043 (Liquidity Facility Barclays Bank PLC) (c)(d)(e)	2,475,000	2,475,000
Massachusetts St Port Auth Rev Participating VRDN 3.13% 7/1/2038 (Liquidity Facility JP Morgan Chase Bank NA) (c)(d)(e)	13,280,000	13,280,000
Massachusetts St Port Auth Rev Participating VRDN Series 2023 XF1613, 2.19% 7/1/2049 (Liquidity Facility JP Morgan Chase Bank NA) (c)(d)(e)	17,900,000	17,900,000
Massachusetts St Port Auth Rev Participating VRDN Series 2023 ZF1679, 2.19% 7/1/2051 (Liquidity Facility JP Morgan Chase Bank NA) (c)(d)(e)	2,810,000	2,810,000
Massachusetts St Port Auth Rev Participating VRDN Series 2026 XL0757, 2.95% 7/1/2056 (Liquidity Facility Bank of America, N.A.) (c)(d)(e)	2,315,000	2,315,000
Massachusetts St Port Auth Rev Participating VRDN Series 2026 XL0758, 2.95% 7/1/2056 (Liquidity Facility Bank of America, N.A.) (c)(d)(e)	4,000,000	4,000,000
Massachusetts St Port Auth Rev Participating VRDN Series 2026 XL0760, 2.16% 7/1/2056 (Liquidity Facility Bank of America, N.A.) (c)(d)	2,500,000	2,500,000
Massachusetts St Port Auth Rev Participating VRDN Series 2026 XL0764, 2.18% 7/1/2056 (Liquidity Facility Royal Bank of Canada NY) (c)(d)	1,875,000	1,875,000
Massachusetts St Transn Fd Rev Participating VRDN Series 2023 XF1604, 2.17% 6/1/2053 (Liquidity Facility JP Morgan Chase Bank NA) (c)(d)	15,000,000	15,000,000
Massachusetts St Transn Fd Rev Participating VRDN Series 2023 XF1607, 2.16% 6/1/2053 (Liquidity Facility Bank of America, N.A.) (c)(d)	12,800,000	12,800,000
Massachusetts St Transn Fd Rev Participating VRDN Series 2023 XF1612, 2.16% 6/1/2053 (Liquidity Facility Bank of America, N.A.) (c)(d)	16,400,000	16,400,000
Massachusetts St Transn Fd Rev Participating VRDN Series 2023 XG0531, 2.16% 6/1/2051 (Liquidity Facility Barclays Bank PLC) (c)(d)	11,200,000	11,200,000
Massachusetts St Transn Fd Rev Participating VRDN Series 2023 XM1137, 2.16% 6/1/2053 (Liquidity Facility Royal Bank of Canada NY) (c)(d)	17,230,000	17,230,000
Massachusetts St Transn Fd Rev Participating VRDN Series 2025 XF1895, 3% 6/1/2054 (Liquidity Facility JP Morgan Chase Bank NA) (c)(d)	14,940,000	14,940,000
Massachusetts St Transn Fd Rev Participating VRDN Series 2025 XF3358, 2.16% 6/1/2052 (Liquidity Facility Wells Fargo Bank NA) (c)(d)	22,500,000	22,500,000
Massachusetts St Transn Fd Rev Participating VRDN Series 2025 XM1329, 3% 6/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (c)(d)	3,750,000	3,750,000
Massachusetts St Transn Fd Rev Participating VRDN Series 2025 ZF3436, 2.16% 6/1/2052 (Liquidity Facility Barclays Bank PLC) (c)(d)	7,500,000	7,500,000
Massachusetts St Transn Fd Rev Participating VRDN Series 2025 ZF8049, 2.17% 6/1/2053 (Liquidity Facility JP Morgan Chase Bank NA) (c)(d)	7,505,000	7,505,000
TOTAL MASSACHUSETTS		780,860,000
Minnesota - 0.1%
Plymouth MN Multi Fam Hsg Rev Participating VRDN Series 2026 MIZ9268, 2.46% 7/6/2029 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	1,000,000	1,000,000
Saint Paul Hsg & Redev Auth Rev Participating VRDN 2.46% 8/21/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	1,400,000	1,400,000
TOTAL MINNESOTA		2,400,000
Missouri - 0.1%
Kansas City MO Multi Fam Hsg Rev Participating VRDN Series 2025 MIZ9207, 2.39% 1/21/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	800,000	800,000
St Louis MO Indl Dev Auth Multi Fam Hsg Rev Participating VRDN Series 2025 MIZ9235, 2.39% 10/15/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	500,000	500,000
St Louis MO Lafayette Apts Participating VRDN Series 2025 MIZ9212, 2.39% 5/21/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	900,000	900,000
TOTAL MISSOURI		2,200,000
New Jersey,Pennsylvania - 0.0%
Pennsylvania Hsg Fin Agy Spl Ltd Oblig Multi Fam Hsg Dev Rev Participating VRDN Series 2025 MIZ9245, 2.46% 1/7/2029 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	1,400,000	1,400,000
New Mexico - 0.1%
Bernalillo NM Multi Fam Hsg St Anthony's Pl Participating VRDN Series 2025 MIZ9210, 2.46% 4/29/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	2,000,000	2,000,000
New Mexico St Hosp Equip Ln Co Participating VRDN Series 2025 005, 2.41% 8/1/2049 (Liquidity Facility Barclays Bank PLC) (c)(d)	1,600,000	1,600,000
TOTAL NEW MEXICO		3,600,000
New York - 0.1%
New York Dorm Auth Royal Charter Prop Participating VRDN Series 2025 MIZ9208, 2.46% 3/16/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	5,500,000	5,500,000
North Carolina - 0.0%
Raleigh NC Hsg Auth Multi Fam Rev Participating VRDN Series 2025 MIZ9228, 2.46% 8/15/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	1,600,000	1,600,000
Oregon - 0.0%
Oregon Hsg & Cmnty Svcs Dep Participating VRDN 2.39% 1/2/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	400,000	400,000
Oregon Hsg & Cmnty Svcs Dep Participating VRDN Series 2025 MIZ9243, 2.39% 11/17/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	920,000	920,000
Oregon Hsg & Cmnty Svcs Dep Participating VRDN Series 2026 MIZ9265, 2.39% 6/30/2029 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	700,000	700,000
TOTAL OREGON		2,020,000
Tennessee - 0.0%
Metropolitan Govt Nashville & Davidson County Hlth & Edl Fac Participating VRDN Series 2024 MIZ9181, 2.39% 7/11/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	1,060,000	1,060,000
Texas - 0.1%
Collin County Hsg Fin Corp Multi Fam Participating VRDN 2.46% 8/21/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	1,500,000	1,500,000
Travis County Tex Hsg Fin Corp Multi Fam Hsg Rev Participating VRDN Series 2026 MIZ9252, 2.46% 3/23/2029 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	1,500,000	1,500,000
TOTAL TEXAS		3,000,000
TOTAL TENDER OPTION BOND (Cost $857,155,000)		857,155,000

Variable Rate Demand Note - 39.0%
	Principal Amount (a)	Value ($)
Alabama - 0.3%
Decatur AL Indl Dev Brd Exempt (Nucor Corp Proj.) 2.37% 8/1/2036 VRDN (d)(e)	4,428,000	4,428,000
West Jefferson Ala Indl Dev Brd Solid Waste Disp Rev (Alabama Power & Light Proj.) Series 2023, 2.6% 8/1/2063 VRDN (d)(e)	8,600,000	8,600,000
TOTAL ALABAMA		13,028,000
Arizona - 0.2%
Maricopa Cnty AZ Pollution Ctl (Arizona Public Service Co Proj.) 2.36% 5/1/2029 VRDN (d)	6,000,000	6,000,000
Arkansas - 0.0%
Blytheville AR Indl Dev Rev (Nucor Corp Proj.) 2.35% 1/2/2033 VRDN (d)(e)	300,000	300,000
Delaware - 0.0%
Delaware St Econ Dev Auth Rev (Delmarva Power & Light Proj.) 2.21% 10/1/2028 VRDN (d)	100,000	100,000
Florida - 0.8%
Lee Cnty FL Indl DevAuth Rev (Florida Pwr & Lt Co Proj.) Series 2016 B, 2.2% 12/1/2046 VRDN (d)(e)	1,200,000	1,200,000
Miami-Dade Cnty FL Indl Dev Au (Florida Pwr & Lt Co Proj.) Series 2024A, 2.35% 5/1/2054 VRDN (d)(e)	14,600,000	14,600,000
Miami-Dade Cnty FL Indl Dev Au (Florida Pwr & Lt Co Proj.) Series 2024B, 2.25% 5/1/2054 VRDN (d)(e)	15,700,000	15,700,000
TOTAL FLORIDA		31,500,000
Indiana - 0.0%
Indiana St Dev Fin Auth Envr Rev (Duke Energy Ind Inc Proj.) 2.2% 12/1/2038 VRDN (d)(e)	900,000	900,000
Iowa - 0.3%
Iowa Fin Auth Sld Disp Wst Rev (Midamerican Energy Co Proj.) 2.4% 7/1/2038 VRDN (d)(e)	9,400,000	9,400,000
Iowa Fin Auth Solid Waste Facs Rev (Midamerican Energy Co Proj.) 2.15% 12/1/2047 VRDN (d)(e)	2,025,000	2,025,000
TOTAL IOWA		11,425,000
Kansas - 0.1%
Burlington Kans Envr Imprv Rev (Evergy Kansas Metro Proj.) 2.45% 9/1/2035 VRDN (d)	2,200,000	2,200,000
Burlington Kans Envr Imprv Rev (Evergy Kansas Metro Proj.) 2.45% 9/1/2035 VRDN (d)	1,000,000	1,000,000
TOTAL KANSAS		3,200,000
Kentucky - 0.2%
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2020 B 1, 3.3% 7/1/2060 VRDN (d)(e)	1,400,000	1,400,000
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2021 A 1, 3.3% 8/1/2061 VRDN (d)(e)	5,000,000	5,000,000
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2021B 1, 3.5% 8/1/2061 VRDN (d)(e)	300,000	300,000
TOTAL KENTUCKY		6,700,000
Louisiana - 0.1%
St James Parish LA Rev (Nucor Corp Proj.) 2.4% 11/1/2040 VRDN (d)	2,580,000	2,580,000
Massachusetts - 36.6%
MA Dept Transn Met Hwy Sys Rev (Massachusetts St Proj.) 2.1% 1/1/2039 (Liquidity Facility TD Bank NA) VRDN (d)	93,975,000	93,975,000
MA Dept Transn Met Hwy Sys Rev (Massachusetts St Proj.) 2.13% 1/1/2039 (Liquidity Facility US Bank NA/Cincinnati OH) VRDN (d)	122,830,000	122,830,000
MA Dept Transn Met Hwy Sys Rev (Massachusetts St Proj.) 2.2% 1/1/2039 (Liquidity Facility US Bank NA/Cincinnati OH) VRDN (d)	52,610,000	52,610,000
MA Dept Transn Met Hwy Sys Rev 2.02% 1/1/2037, LOC TD Bank NA VRDN (d)	83,055,000	83,055,000
MA Dept Transn Met Hwy Sys Rev Series 2010 A 2, 2% 1/1/2037, LOC TD Bank NA VRDN (d)	84,325,000	84,325,000
Mass Bay Tran Auth Sls Tax (Massachusetts St Proj.) Series 2022A, 2% 7/1/2052 (Liquidity Facility TD Bank NA) VRDN (d)	38,380,000	38,380,000
Massachusetts Dev Fin Agcy Multifamily Hsg (Avalonbay Communities Inc Proj.) 2.2% 7/15/2040, LOC Fannie Mae VRDN (d)(e)	45,000,000	45,000,000
Massachusetts Development Finance Agency (Childrens Hospital, Ma Proj.) Series 2024 U 1, 2.95% 3/1/2048, LOC TD Bank NA VRDN (d)	12,595,000	12,595,000
Massachusetts Development Finance Agency (Childrens Hospital, Ma Proj.) Series 2024 U 2, 2.95% 3/1/2048, LOC TD Bank NA VRDN (d)	19,870,000	19,870,000
Massachusetts Development Finance Agency (Mass General Brigham Inc Proj.) Series 2024 E 1, 3% 7/1/2052 (Liquidity Facility JPMorgan Chase Bank NA) VRDN (d)	24,830,000	24,830,000
Massachusetts Development Finance Agency (Mass General Brigham Inc Proj.) Series 2024 E 2, 2.95% 7/1/2052, LOC Royal Bank of Canada VRDN (d)	47,140,000	47,140,000
Massachusetts Housing Finance Agency (Single Family Housing Revenue Proj.) Series 196, 2.16% 12/1/2048 (Liquidity Facility TD Bank NA) VRDN (d)	12,125,000	12,125,000
Massachusetts Housing Finance Agency (Single Family Housing Revenue Proj.) Series 200, 2.16% 12/1/2048 (Liquidity Facility TD Bank NA) VRDN (d)	15,000,000	15,000,000
Massachusetts Housing Finance Agency (Single Family Housing Revenue Proj.) Series 204, 2.16% 12/1/2048 (Liquidity Facility TD Bank NA) VRDN (d)	10,000,000	10,000,000
Massachusetts St Dev Fin Agy Rev (Babson College, Ma Proj.) 1.85% 10/1/2032, LOC Bank of America NA VRDN (d)	14,900,000	14,900,000
Massachusetts St Dev Fin Agy Rev (Iso New England, Inc Proj.) 2.19% 2/1/2032, LOC TD Bank NA VRDN (d)	10,365,000	10,365,000
Massachusetts St Dev Fin Agy Rev (Marine Biological Laboratory Proj.) 2.15% 10/1/2036, LOC PNC Bank NA VRDN (d)	18,820,000	18,820,000
Massachusetts St Dev Fin Agy Rev (Worcester Polytech Inst, Ma Proj.) 2.05% 9/1/2035, LOC TD Bank NA VRDN (d)	23,950,000	23,950,000
Massachusetts St Dev Fin Agy Rv (Mass General Brigham Inc Proj.) Series 2026G1, 3% 7/1/2061 (Liquidity Facility JPMorgan Chase Bank NA) VRDN (d)	52,100,000	52,100,000
Massachusetts St Dev Fin Agy Rv (Mass General Brigham Inc Proj.) Series 2026G2, 2.95% 7/1/2062, LOC Royal Bank of Canada/New York NY VRDN (d)	70,900,000	70,900,000
Massachusetts St Hlth & Ed Fac (Baystate Health System Inc Proj.) 2.01% 7/1/2039, LOC Bank of America NA VRDN (d)	26,265,000	26,265,000
Massachusetts St Hlth & Ed Fac (Baystate Health System Inc Proj.) 2.15% 7/1/2044, LOC TD Bank NA VRDN (d)	32,710,000	32,710,000
Massachusetts St Hlth & Ed Fac (Baystate Health System Inc Proj.) 2.95% 7/1/2044, LOC TD Bank NA VRDN (d)	23,145,000	23,145,000
Massachusetts St Hlth & Ed Fac (Mass General Brigham Inc Proj.) 2% 7/1/2040, LOC TD Bank NA VRDN (d)	24,905,000	24,905,000
Massachusetts St Hlth & Ed Fac (Massachusetts Inst Tech, Ma Proj.) 1.75% 7/1/2031 VRDN (d)	102,450,000	102,450,000
Massachusetts St Hlth & Ed Fac (Massachusetts Inst Tech, Ma Proj.) Series 2001J 2, 2.78% 7/1/2031 VRDN (d)	96,050,000	96,050,000
Massachusetts St Hlth & Ed Fac (President And Fellows Of Harvard College Proj.) 2.75% 11/1/2049 VRDN (d)	35,065,000	35,065,000
Massachusetts St Hlth & Ed Fac (President And Fellows Of Harvard College Proj.) 2.75% 7/1/2035 VRDN (d)	94,630,000	94,630,000
Massachusetts St Hlth & Ed Fac 2.21% 7/1/2031, LOC Federal Home Ln Bank of Boston VRDN (d)	3,255,000	3,255,000
Massachusetts St Hsg Fin Agy (Princeton Property Management Proj.) Series 2015 A, 2.16% 1/1/2034, LOC Bank of America NA VRDN (d)	27,535,000	27,535,000
Massachusetts St Hsg Fin Agy (Single Family Housing Revenue Proj.) Series 208, 2.16% 6/1/2049 (Liquidity Facility TD Bank NA) VRDN (d)	15,000,000	15,000,000
Massachusetts St Hsg Fin Agy 2.15% 12/1/2038, LOC TD Bank NA VRDN (d)(e)	18,745,000	18,745,000
Massachusetts St Wtr Res Auth 2.15% 11/1/2026 (Liquidity Facility Barclays Bank PLC) VRDN (d)	6,430,000	6,430,000
Massachusetts St Wtr Res Auth Series 2025 C, 2.05% 8/1/2037 (Liquidity Facility Royal Bank of Canada/New York NY) VRDN (d)	46,935,000	46,935,000
Massachusetts St Wtr Res Auth Series 2025 E, 2.02% 8/1/2031 (Liquidity Facility TD Bank NA) VRDN (d)	11,700,000	11,700,000
Massachusetts St Wtr Res Auth Series 2025D, 2.25% 8/1/2031, LOC Bank of America NA VRDN (d)	37,120,000	37,120,000
Massachusetts St Wtr Res Auth Series 2025F, 2.95% 8/1/2029 (Liquidity Facility US Bank NA/Cincinnati OH) VRDN (d)	4,210,000	4,210,000
TOTAL MASSACHUSETTS		1,458,920,000
North Carolina - 0.1%
Hertford Cnty NC Indl Facs & Pollutn Ctl Fing Auth Indl Dev Rev (Nucor Corp Proj.) 2.35% 11/1/2033 VRDN (d)(e)	3,700,000	3,700,000
South Carolina - 0.2%
Berkeley Cnty SC Indl Dev Rev (Nucor Corp Proj.) 2.3% 4/1/2031 VRDN (d)(e)	2,916,000	2,916,000
Berkeley Cnty SC Indl Dev Rev (Nucor Corp Proj.) 2.35% 3/1/2029 VRDN (d)(e)	1,800,000	1,800,000
Berkeley Cnty SC Indl Dev Rev (Nucor Corp Proj.) 2.37% 4/1/2030 VRDN (d)(e)	1,500,000	1,500,000
Darlington Cnty SC Indl Dev Re (Nucor Corp Proj.) 2.35% 8/1/2029 VRDN (d)(e)	2,000,000	2,000,000
TOTAL SOUTH CAROLINA		8,216,000
Tennessee - 0.0%
Memphis Shelby Cnty TN Indl Dev Brd Exempt Facs Rev (Nucor Corp Proj.) 2.37% 9/1/2037 VRDN (d)(e)	2,330,000	2,330,000
West Virginia - 0.1%
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Nucor Steel West Virginia Llc Proj.) Series 2025B 1, 2.35% 11/1/2065 (Nucor Corp Guaranteed) VRDN (d)(e)	4,400,000	4,400,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $1,553,299,000)		1,553,299,000

Money Market Funds - 13.2%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (h)(i) (Cost $524,122,125)	2.68	524,024,048	524,122,125

TOTAL INVESTMENT IN SECURITIES - 96.3% (Cost $3,833,516,973)	3,833,516,973
NET OTHER ASSETS (LIABILITIES) - 3.7%	148,614,092
NET ASSETS - 100.0%	3,982,131,065

Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $116,020,000 or 2.9% of net assets.

(c)	Provides evidence of ownership in one or more underlying municipal bonds. Coupon rates are determined by re-marketing agents based on current market conditions.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(h)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost ($)
Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9211, 2.39% 5/13/2028 (Liquidity Facility Mizuho Capital Markets LLC)	5/14/2025	300,000

Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9240, 2.39% 1/1/2028 (Liquidity Facility Mizuho Capital Markets LLC)	11/3/2025	700,000

Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9241, 2.39% 11/2/2028 (Liquidity Facility Mizuho Capital Markets LLC)	11/3/2025	600,000

Arizona Ind Dev Auth Participating VRDN 2.39% 6/20/2027 (Liquidity Facility Mizuho Capital Markets LLC)	6/18/2025	200,000

Arizona Ind Dev Auth Participating VRDN Series 2024 MIZ9187, 2.46% 8/21/2027 (Liquidity Facility Mizuho Capital Markets LLC)	8/21/2024	1,300,000

Arizona St Indl Dev Auth Multifamily Hsg Rev Participating VRDN Series 2025 MIZ9242, 2.39% 11/2/2028 (Liquidity Facility Mizuho Capital Markets LLC)	11/3/2025	900,000

Atlanta GA Urban Residential Fin Auth Multi Fam Hsg Rev Participating VRDN Series 2026 MIZ9266, 2.39% 12/1/2065 (Liquidity Facility Mizuho Capital Markets LLC)	7/1/2026	1,100,000

Bernalillo NM Multi Fam Hsg St Anthony's Pl Participating VRDN Series 2025 MIZ9210, 2.46% 4/29/2028 (Liquidity Facility Mizuho Capital Markets LLC)	4/30/2025	2,000,000

Collin County Hsg Fin Corp Multi Fam Participating VRDN 2.46% 8/21/2027 (Liquidity Facility Mizuho Capital Markets LLC)	8/21/2024	1,500,000

Illinois Hsg Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9224, 2.46% 8/18/2028 (Liquidity Facility Mizuho Capital Markets LLC)	8/19/2025	9,515,000

Kansas City MO Multi Fam Hsg Rev Participating VRDN Series 2025 MIZ9207, 2.39% 1/21/2028 (Liquidity Facility Mizuho Capital Markets LLC)	1/23/2025	800,000

Los Angeles CA Multi Fam Mtg Rev Participating VRDN Series 2025 MIZ9237, 2.39% 10/22/2028 (Liquidity Facility Mizuho Capital Markets LLC)	10/23/2025	30,000,000

Maricopa County Ariz Indl Dev Auth Multi Fam Hsg Rev Participating VRDN Series 2026 MIZ9264, 2.46% 6/29/2029 (Liquidity Facility Mizuho Capital Markets LLC)	6/30/2026	1,400,000

Massachusetts St Gen. Oblig. 2.29% tender 9/1/2035 (Liquidity Facility Citibank NA)	3/18/2025 - 7/16/2026	48,825,000

Metropolitan Govt Nashville & Davidson County Hlth & Edl Fac Participating VRDN Series 2024 MIZ9181, 2.39% 7/11/2027 (Liquidity Facility Mizuho Capital Markets LLC)	7/11/2024	1,060,000

New York Dorm Auth Royal Charter Prop Participating VRDN Series 2025 MIZ9208, 2.46% 3/16/2028 (Liquidity Facility Mizuho Capital Markets LLC)	3/17/2025	5,500,000

Oregon Hsg & Cmnty Svcs Dep Participating VRDN 2.39% 1/2/2028 (Liquidity Facility Mizuho Capital Markets LLC)	1/2/2025	400,000

Oregon Hsg & Cmnty Svcs Dep Participating VRDN Series 2025 MIZ9243, 2.39% 11/17/2028 (Liquidity Facility Mizuho Capital Markets LLC)	11/18/2025	920,000

Oregon Hsg & Cmnty Svcs Dep Participating VRDN Series 2026 MIZ9265, 2.39% 6/30/2029 (Liquidity Facility Mizuho Capital Markets LLC)	7/1/2026	700,000

Pennsylvania Hsg Fin Agy Spl Ltd Oblig Multi Fam Hsg Dev Rev Participating VRDN Series 2025 MIZ9245, 2.46% 1/7/2029 (Liquidity Facility Mizuho Capital Markets LLC)	1/8/2026	1,400,000

Plymouth MN Multi Fam Hsg Rev Participating VRDN Series 2026 MIZ9268, 2.46% 7/6/2029 (Liquidity Facility Mizuho Capital Markets LLC)	7/7/2026	1,000,000

Raleigh NC Hsg Auth Multi Fam Rev Participating VRDN Series 2025 MIZ9228, 2.46% 8/15/2028 (Liquidity Facility Mizuho Capital Markets LLC)	8/19/2025	1,600,000

Saint Paul Hsg & Redev Auth Rev Participating VRDN 2.46% 8/21/2027 (Liquidity Facility Mizuho Capital Markets LLC)	8/21/2024	1,400,000

St Louis MO Indl Dev Auth Multi Fam Hsg Rev Participating VRDN Series 2025 MIZ9235, 2.39% 10/15/2028 (Liquidity Facility Mizuho Capital Markets LLC)	10/16/2025	500,000

St Louis MO Lafayette Apts Participating VRDN Series 2025 MIZ9212, 2.39% 5/21/2028 (Liquidity Facility Mizuho Capital Markets LLC)	5/22/2025	900,000

Travis County Tex Hsg Fin Corp Multi Fam Hsg Rev Participating VRDN Series 2026 MIZ9252, 2.46% 3/23/2029 (Liquidity Facility Mizuho Capital Markets LLC)	3/24/2026	1,500,000

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Municipal Cash Central Fund	364,449,088	1,031,446,473	871,773,436	5,937,345	-	-	524,122,125	524,024,048
	364,449,088	1,031,446,473	871,773,436	5,937,345	-	-	524,122,125

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Financial Statements (Unaudited)

Statement of Assets and Liabilities

As of July 31, 2026 (Unaudited)
Assets
Investments in securities, at value - unaffiliated issuers	$3,309,394,848
Investments in securities, at value - affiliated issuers	524,122,125
Cash	178,371,375
Receivable for investments sold	796,615
Receivable for fund shares sold	4,810,103
Interest receivable	17,391,573
Distributions receivable from affiliated funds	1,013,503
Receivable from investment adviser for expense reductions	94,996
Other receivables	2,494
Total assets	4,035,997,632
Liabilities
Payable for investments purchased	20,799,638
Payable for investments purchased, delayed delivery	27,930,612
Payable for fund shares redeemed	3,347,312
Distributions payable	923,241
Accrued management fee	641,933
Transfer agent fee payable	223,831
Total liabilities	53,866,567
Net Assets	$3,982,131,065
Net assets consist of:
Paid in capital	3,981,979,439
Total accumulated earnings (loss)	151,626
Net Assets	$3,982,131,065

Net Asset Value and Maximum Offering
Fidelity® Massachusetts Municipal Money Market Fund
Net Asset Value, offering price and redemption price per share ($61,154,482/61,183,772 shares)	$1.00
Institutional Class
Net Asset Value, offering price and redemption price per share ($2,575,041,675/2,573,152,282 shares)	$1.00
Premium Class
Net Asset Value, offering price and redemption price per share ($1,345,934,908/1,344,411,317 shares)	$1.00

Other Information
Unaffiliated issuers, cost	3,309,394,848
Affiliated issuers, cost	524,122,125
Statement of Operations

Six months ended July 31, 2026 (Unaudited)

Investment Income
Dividends - affiliated issuers	$5,937,345
Interest	37,625,334
Total investment income	43,562,679
Expenses
Management fee	3,636,541
Transfer agent fees	1,274,882
Independent trustees' fees and expenses	3,853
Total expenses	4,915,276
Expense reimbursements and reductions	(598,054)
Total expenses after reductions	4,317,222
Net investment income (loss)	39,245,457
Net realized gain (loss)
Investments - unaffiliated issuers	26,614
Net realized gain (loss)	26,614
Total change in net unrealized appreciation (depreciation)	-
Net gain (loss)	26,614
Net increase (decrease) in net assets resulting from operations	$39,272,071

Statement of Changes in Net Assets
	Six months ended July 31, 2026 (Unaudited)	Year ended January 31, 2026
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$39,245,457	$79,883,002
Net realized gain (loss)	26,614	88,551
Net increase (decrease) in net assets resulting from operations	39,272,071	79,971,553
Distributions to shareholders
Distributions to shareholders	(39,245,041)	(79,884,672)
Total distributions	(39,245,041)	(79,884,672)
Net increase (decrease) in net assets resulting from share transactions	657,419,845	202,089,948
Total increase (decrease) in net assets	657,446,875	202,176,829
Net Assets
Beginning of period	3,324,684,190	3,122,507,361
End of period	$3,982,131,065	$3,324,684,190
Financial Highlights
Fidelity® Massachusetts Municipal Money Market Fund

	Six months ended July 31, 2026 (Unaudited)	Years ended January 31, 2026	2025	2024	2023 A
Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) B	.01	.02	.03	.03	.01
Net realized and unrealized gain (loss)	- C	- C	- C	- C	- C
Total from investment operations	.01	.02	.03	.03	.01
Distributions
Distributions from net investment income	(.01)	(.02)	(.03)	(.03)	(.01)
Total distributions	(.01)	(.02)	(.03)	(.03)	(.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return D, E	.99%	2.22%	2.82%	2.79%	.69%
Ratios and Supplemental Data B, F, G
Ratio of expenses to average net assets before reductions	.42% H	.42%	.42%	.42%	.42% H
Ratio of expenses to average net assets net of fee waivers, if any	.42% H	.42%	.42%	.42%	.42% H
Ratio of expenses to average net assets net of all reductions, if any	.42% H	.42%	.42%	.42%	.41% H
Ratio of net investment income (loss) to average net assets	2.00% H	2.19%	2.78%	2.76%	1.71% H
Net assets, end of period	$61,154,482	$34,598,715	$30,372,338	$16,586,715	$3,949,498

AFor the period September 22, 2022 (commencement of sale of shares) through January 31, 2023.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount represents less than $.005 per share.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.
Fidelity® Massachusetts Municipal Money Market Fund Institutional Class

	Six months ended July 31, 2026 (Unaudited)	Years ended January 31, 2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.01	.02	.03	.03	.01	- B
Net realized and unrealized gain (loss)	- B	- B	- B	- B	- B	- B
Total from investment operations	.01	.02	.03	.03	.01	- B
Distributions
Distributions from net investment income	(.01)	(.02)	(.03)	(.03)	(.01)	- B
Distributions from net realized gain	-	-	-	-	-	.00 B
Total distributions	(.01)	(.02)	(.03)	(.03)	(.01)	- B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C, D	1.10%	2.44%	3.05%	3.02%	1.14%	.02%
Ratios and Supplemental Data A, E, F
Ratio of expenses to average net assets before reductions	.25% G	.25%	.25%	.25%	.25%	.25%
Ratio of expenses to average net assets net of fee waivers, if any	.20% G	.20%	.20%	.20%	.20%	.07%
Ratio of expenses to average net assets net of all reductions, if any	.20% G	.20%	.20%	.20%	.20%	.07%
Ratio of net investment income (loss) to average net assets	2.21% G	2.41%	3.00%	2.98%	1.39%	.01%
Net assets, end of period	$2,575,041,675	$2,013,953,376	$1,934,384,347	$1,611,323,386	$1,201,471,712	$907,646,264

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BAmount represents less than $.005 per share.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.
Fidelity® Massachusetts Municipal Money Market Fund Premium Class

	Six months ended July 31, 2026 (Unaudited)	Years ended January 31, 2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.01	.02	.03	.03	.01	- B
Net realized and unrealized gain (loss)	- B	- B	- B	- B	- B	- B
Total from investment operations	.01	.02	.03	.03	.01	- B
Distributions
Distributions from net investment income	(.01)	(.02)	(.03)	(.03)	(.01)	- B
Distributions from net realized gain	-	-	-	-	-	.00 B
Total distributions	(.01)	(.02)	(.03)	(.03)	(.01)	- B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C, D	1.05%	2.34%	2.95%	2.92%	1.05%	.02%
Ratios and Supplemental Data A, E, F
Ratio of expenses to average net assets before reductions	.30% G	.30%	.30%	.30%	.30%	.30%
Ratio of expenses to average net assets net of fee waivers, if any	.30% G	.30%	.30%	.30%	.29%	.07%
Ratio of expenses to average net assets net of all reductions, if any	.30% G	.30%	.30%	.30%	.29%	.07%
Ratio of net investment income (loss) to average net assets	2.11% G	2.31%	2.90%	2.88%	1.30%	.01%
Net assets, end of period	$1,345,934,908	$1,276,132,099	$1,157,750,676	$1,118,441,523	$1,162,525,890	$202,507,730

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BAmount represents less than $.005 per share.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.
Notes to Financial Statements
 (Unaudited)
For the period ended July 31, 2026

  1. Organization.
Fidelity® Massachusetts Municipal Money Market Fund (the Fund) is a fund of Fidelity Massachusetts Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers the classes of shares listed below.

Fidelity® Massachusetts Municipal Money Market Fund	Fidelity® Massachusetts Municipal Money Market Fund, Institutional Class, and Premium Class
Each class has equal rights as to assets and voting privileges, and exclusive voting rights with respect to matters that affect that class. Class A, Class M, Class C, Class I and Class Z, as applicable, are Fidelity Advisor classes.

Shares of the Fund are only available for purchase by retail shareholders.

  2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. Security transactions are accounted for as of trade date.

The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time.

Gains and losses on securities sold are determined on the basis of identified cost.

Dividend income for domestic securities is recorded on the ex-dividend date. Certain dividends from any foreign securities where the ex-dividend date may have passed are recorded as soon as a fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable.  Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Fidelity® Massachusetts Municipal Money Market Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date.

Income and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences may result in distribution reclassifications.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to: market discount and capital loss carryforwards.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

	Tax Cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation) ($)
Fidelity® Massachusetts Municipal Money Market Fund	3,833,516,973	-	-	-

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term ($)	Total capital loss carryforward ($)
Fidelity® Massachusetts Municipal Money Market Fund	(2,897)	(2,897)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

  3. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provides the Fund with investment management related services.

For these services, the Fund pays a monthly management fee to the investment adviser.

The management fee is based on an annual management fee rate of the Fund's average net assets as presented in the table below.

Annual Management Fee Rate (%)
Fidelity® Massachusetts Municipal Money Market Fund	0.20

The management fee paid to the investment adviser is reduced by an amount equal to the fees and expenses paid by each fund to the independent Trustees.

Pursuant to the expense contract, the investment adviser pays class-level operating expenses for Premium Class so that total expenses, except certain  miscellaneous expenses such as interest expense, do not exceed the level of class-level average net assets presented in the table below.

Annual Expense Contract Rate (%)
Fidelity® Massachusetts Municipal Money Market Fund	.35

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing, and shareholder servicing agent for the Fund.

FIIOC receives account fees and/or asset- based fees that vary where applicable according to the account size and type of account of the shareholders. Asset based fees are based on class level average net assets.

	Amount ($)	Fee Type	% of Class-Level Average Net Assets
Fidelity® Massachusetts Municipal Money Market Fund	53,878	asset-based	0.22
Institutional Class	574,704	asset-based	0.05
Premium Class	646,300	asset-based	0.10

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity® Massachusetts Municipal Money Market Fund	7,700,000	3,000,000	-

  4. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses to the extent annual operating expenses exceeded certain levels of average net assets.

The following operating expenses are excluded from this reimbursement as applicable: interest, certain taxes, fees and expenses of the independent Trustees, extraordinary expenses, acquired fund fees and expenses, brokerage commissions, and fees and expenses associated with the securities lending program.

During the period, this reimbursement reduced expenses as presented in the table below.

	Expense Limitation (%)	Expiration Date	Reimbursement ($)
Fidelity® Massachusetts Municipal Money Market Fund
Institutional Class	0.20	None	592,065

Through arrangements with the custodian, credits realized as a result of certain uninvested cash balances were used to reduce expenses. All of the applicable credits are presented in the table below.

Custodian Credits ($)
Fidelity® Massachusetts Municipal Money Market Fund	5,989

  5. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended ($)	Year ended ($)
	July 31, 2026	January 31, 2026
Fidelity® Massachusetts Municipal Money Market Fund
Fidelity® Massachusetts Municipal Money Market Fund	487,827	790,266
Institutional Class	25,250,690	50,317,289
Premium Class	13,506,524	28,777,117
Total	39,245,041	79,884,672

  6. Share Transactions.
Share transactions were as follows and may contain in kind transactions, automatic conversions between classes or exchanges between affiliated funds as applicable:

	Shares	Shares	Dollars	Dollars
	Six months ended	Year ended	Six months ended ($)	Year ended ($)
	July 31, 2026	January 31, 2026	July 31, 2026	January 31, 2026

Fidelity® Massachusetts Municipal Money Market Fund
Fidelity® Massachusetts Municipal Money Market Fund
Shares sold	48,456,451	103,626,536	48,456,451	103,626,536
Reinvestment of distributions	369,446	725,634	369,446	725,634
Shares redeemed	(22,252,195)	(100,124,413)	(22,252,195)	(100,124,413)
Net increase (decrease)	26,573,702	4,227,757	26,573,702	4,227,757
Institutional Class
Shares sold	2,132,316,840	3,952,629,046	2,132,316,839	3,952,629,046
Reinvestment of distributions	21,133,456	40,735,075	21,133,456	40,735,075
Shares redeemed	(1,592,523,185)	(3,913,739,015)	(1,592,523,185)	(3,913,739,015)
Net increase (decrease)	560,927,111	79,625,106	560,927,110	79,625,106
Premium Class
Shares sold	429,084,510	788,876,410	429,084,509	788,876,410
Reinvestment of distributions	12,045,401	25,437,389	12,045,401	25,437,389
Shares redeemed	(371,210,877)	(696,076,714)	(371,210,877)	(696,076,714)
Net increase (decrease)	69,919,034	118,237,085	69,919,033	118,237,085

  7. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

  8. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.854004.119
SMA-SANN-0926

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Massachusetts Municipal Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Massachusetts Municipal Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Massachusetts Municipal Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	September 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	September 22, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	September 22, 2026